UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.67%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Industrials	18.8
Consumer Discretionary	9.9
Energy	8.4
Materials	8.3
Utilities	7.0
Health Care	6.0
Consumer Staples	5.9
Real Estate	5.7
Information Technology	5.4
Communication Services	2.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Canadian Natural Resources Ltd	1.9
Expro Group Holdings NV	1.8
Global Payments Inc	1.7
CVS Health Corp	1.6
First Citizens BancShares Inc/NC Class A	1.6
East West Bancorp Inc	1.5
PG&E Corp	1.5
Cigna Group/The	1.5
Flex Ltd	1.5
Apollo Global Management Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916046.100    1467-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.70%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Industrials	18.8
Consumer Discretionary	9.9
Energy	8.4
Materials	8.3
Utilities	7.0
Health Care	6.0
Consumer Staples	5.9
Real Estate	5.7
Information Technology	5.4
Communication Services	2.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Canadian Natural Resources Ltd	1.9
Expro Group Holdings NV	1.8
Global Payments Inc	1.7
CVS Health Corp	1.6
First Citizens BancShares Inc/NC Class A	1.6
East West Bancorp Inc	1.5
PG&E Corp	1.5
Cigna Group/The	1.5
Flex Ltd	1.5
Apollo Global Management Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916044.100    1025-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.59%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.3
Financials	14.9
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.3
Real Estate	7.1
Materials	6.1
Energy	4.8
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.5
US Foods Holding Corp	1.3
Performance Food Group Co	1.2
KBR Inc	1.2
Primerica Inc	1.1
AptarGroup Inc	1.1
Bj's Wholesale Club Holdings Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916041.100    772-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Industrials	18.8
Consumer Discretionary	9.9
Energy	8.4
Materials	8.3
Utilities	7.0
Health Care	6.0
Consumer Staples	5.9
Real Estate	5.7
Information Technology	5.4
Communication Services	2.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Canadian Natural Resources Ltd	1.9
Expro Group Holdings NV	1.8
Global Payments Inc	1.7
CVS Health Corp	1.6
First Citizens BancShares Inc/NC Class A	1.6
East West Bancorp Inc	1.5
PG&E Corp	1.5
Cigna Group/The	1.5
Flex Ltd	1.5
Apollo Global Management Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916045.100    1026-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Balanced Portfolio VIP Balanced Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 26	0.50%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.7
Financials	8.1
Health Care	7.7
Consumer Discretionary	6.5
Communication Services	6.2
Industrials	5.4
Consumer Staples	3.6
Energy	2.4
Utilities	1.4
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.8
Microsoft Corp	5.7
NVIDIA Corp	4.8
US Treasury Bonds	3.9
Uniform Mortgage Backed Securities	3.6
Apple Inc	3.1
Amazon.com Inc	3.1
Alphabet Inc Class A	2.2
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	0.4
40.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916017.100    1462-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.50%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Financials	18.4
Industrials	15.8
Health Care	11.9
Energy	9.8
Consumer Staples	5.7
Communication Services	4.1
Utilities	2.2
Consumer Discretionary	1.9
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	9.3
Exxon Mobil Corp	7.1
Wells Fargo & Co	5.8
General Electric Co	5.0
NVIDIA Corp	4.7
Apple Inc	3.0
Bank of America Corp	2.9
Unitedhealth Group Inc	1.9
Visa Inc Class A	1.9
Boeing Co	1.8
43.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915948.100    147-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Balanced Portfolio VIP Balanced Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 22	0.43%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.7
Financials	8.1
Health Care	7.7
Consumer Discretionary	6.5
Communication Services	6.2
Industrials	5.4
Consumer Staples	3.6
Energy	2.4
Utilities	1.4
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.8
Microsoft Corp	5.7
NVIDIA Corp	4.8
US Treasury Bonds	3.9
Uniform Mortgage Backed Securities	3.6
Apple Inc	3.1
Amazon.com Inc	3.1
Alphabet Inc Class A	2.2
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	0.4
40.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916020.100    616-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.69%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.3
Financials	14.9
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.3
Real Estate	7.1
Materials	6.1
Energy	4.8
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.5
US Foods Holding Corp	1.3
Performance Food Group Co	1.2
KBR Inc	1.2
Primerica Inc	1.1
AptarGroup Inc	1.1
Bj's Wholesale Club Holdings Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916042.100    773-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.66%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.3
Financials	14.9
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.3
Real Estate	7.1
Materials	6.1
Energy	4.8
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.5
US Foods Holding Corp	1.3
Performance Food Group Co	1.2
KBR Inc	1.2
Primerica Inc	1.1
AptarGroup Inc	1.1
Bj's Wholesale Club Holdings Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916039.100    1466-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.68%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.2
Consumer Discretionary	10.3
Health Care	9.3
Industrials	6.5
Financials	3.3
Utilities	0.6
Consumer Staples	0.4
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	9.5
Meta Platforms Inc Class A	5.9
Apple Inc	5.3
Amazon.com Inc	5.1
Alphabet Inc Class C	4.6
Uber Technologies Inc	3.1
Roku Inc Class A	2.4
Eli Lilly & Co	2.3
Broadcom Inc	2.3
54.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916023.100    491-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.2
Consumer Discretionary	10.3
Health Care	9.3
Industrials	6.5
Financials	3.3
Utilities	0.6
Consumer Staples	0.4
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	9.5
Meta Platforms Inc Class A	5.9
Apple Inc	5.3
Amazon.com Inc	5.1
Alphabet Inc Class C	4.6
Uber Technologies Inc	3.1
Roku Inc Class A	2.4
Eli Lilly & Co	2.3
Broadcom Inc	2.3
54.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916024.100    617-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.60%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Financials	18.4
Industrials	15.8
Health Care	11.9
Energy	9.8
Consumer Staples	5.7
Communication Services	4.1
Utilities	2.2
Consumer Discretionary	1.9
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	9.3
Exxon Mobil Corp	7.1
Wells Fargo & Co	5.8
General Electric Co	5.0
NVIDIA Corp	4.7
Apple Inc	3.0
Bank of America Corp	2.9
Unitedhealth Group Inc	1.9
Visa Inc Class A	1.9
Boeing Co	1.8
43.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915950.100    473-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.66%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.2
Consumer Discretionary	10.3
Health Care	9.3
Industrials	6.5
Financials	3.3
Utilities	0.6
Consumer Staples	0.4
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	9.5
Meta Platforms Inc Class A	5.9
Apple Inc	5.3
Amazon.com Inc	5.1
Alphabet Inc Class C	4.6
Uber Technologies Inc	3.1
Roku Inc Class A	2.4
Eli Lilly & Co	2.3
Broadcom Inc	2.3
54.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916021.100    1465-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Balanced Portfolio VIP Balanced Portfolio Service Class

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 28	0.53%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.7
Financials	8.1
Health Care	7.7
Consumer Discretionary	6.5
Communication Services	6.2
Industrials	5.4
Consumer Staples	3.6
Energy	2.4
Utilities	1.4
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.8
Microsoft Corp	5.7
NVIDIA Corp	4.8
US Treasury Bonds	3.9
Uniform Mortgage Backed Securities	3.6
Apple Inc	3.1
Amazon.com Inc	3.1
Alphabet Inc Class A	2.2
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	0.4
40.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916019.100    469-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 40	0.73%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.6
Health Care	14.5
Industrials	13.9
Financials	10.2
Consumer Discretionary	8.9
Communication Services	8.6
Energy	2.8
Materials	1.6
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.0
Apple Inc	8.9
NVIDIA Corp	5.8
Amazon.com Inc	4.2
Uber Technologies Inc	3.1
Boston Scientific Corp	2.9
Mastercard Inc Class A	2.3
Alphabet Inc Class A	1.9
Ingersoll Rand Inc	1.8
Netflix Inc	1.7
42.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916008.100    853-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Balanced Portfolio VIP Balanced Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 36	0.68%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.7
Financials	8.1
Health Care	7.7
Consumer Discretionary	6.5
Communication Services	6.2
Industrials	5.4
Consumer Staples	3.6
Energy	2.4
Utilities	1.4
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.8
Microsoft Corp	5.7
NVIDIA Corp	4.8
US Treasury Bonds	3.9
Uniform Mortgage Backed Securities	3.6
Apple Inc	3.1
Amazon.com Inc	3.1
Alphabet Inc Class A	2.2
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	0.4
40.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916018.100    380-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.88%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.6
Health Care	14.5
Industrials	13.9
Financials	10.2
Consumer Discretionary	8.9
Communication Services	8.6
Energy	2.8
Materials	1.6
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.0
Apple Inc	8.9
NVIDIA Corp	5.8
Amazon.com Inc	4.2
Uber Technologies Inc	3.1
Boston Scientific Corp	2.9
Mastercard Inc Class A	2.3
Alphabet Inc Class A	1.9
Ingersoll Rand Inc	1.8
Netflix Inc	1.7
42.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916009.100    971-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.83%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.0
Communication Services	21.2
Consumer Discretionary	10.3
Health Care	9.3
Industrials	6.5
Financials	3.3
Utilities	0.6
Consumer Staples	0.4
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.0
Microsoft Corp	9.5
Meta Platforms Inc Class A	5.9
Apple Inc	5.3
Amazon.com Inc	5.1
Alphabet Inc Class C	4.6
Uber Technologies Inc	3.1
Roku Inc Class A	2.4
Eli Lilly & Co	2.3
Broadcom Inc	2.3
54.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916022.100    385-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.63%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.6
Health Care	14.5
Industrials	13.9
Financials	10.2
Consumer Discretionary	8.9
Communication Services	8.6
Energy	2.8
Materials	1.6
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.0
Apple Inc	8.9
NVIDIA Corp	5.8
Amazon.com Inc	4.2
Uber Technologies Inc	3.1
Boston Scientific Corp	2.9
Mastercard Inc Class A	2.3
Alphabet Inc Class A	1.9
Ingersoll Rand Inc	1.8
Netflix Inc	1.7
42.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916007.100    786-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.84%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.3
Financials	14.9
Consumer Discretionary	12.8
Information Technology	11.9
Health Care	7.3
Real Estate	7.1
Materials	6.1
Energy	4.8
Consumer Staples	4.6
Utilities	3.9
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ITT Inc	1.8
Williams-Sonoma Inc	1.6
nVent Electric PLC	1.5
Reinsurance Group of America Inc	1.5
US Foods Holding Corp	1.3
Performance Food Group Co	1.2
KBR Inc	1.2
Primerica Inc	1.1
AptarGroup Inc	1.1
Bj's Wholesale Club Holdings Inc	1.1
13.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916040.100    387-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.58%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Financials	18.4
Industrials	15.8
Health Care	11.9
Energy	9.8
Consumer Staples	5.7
Communication Services	4.1
Utilities	2.2
Consumer Discretionary	1.9
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	9.3
Exxon Mobil Corp	7.1
Wells Fargo & Co	5.8
General Electric Co	5.0
NVIDIA Corp	4.7
Apple Inc	3.0
Bank of America Corp	2.9
Unitedhealth Group Inc	1.9
Visa Inc Class A	1.9
Boeing Co	1.8
43.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915947.100    1464-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.6
Health Care	14.5
Industrials	13.9
Financials	10.2
Consumer Discretionary	8.9
Communication Services	8.6
Energy	2.8
Materials	1.6
Consumer Staples	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.0
Apple Inc	8.9
NVIDIA Corp	5.8
Amazon.com Inc	4.2
Uber Technologies Inc	3.1
Boston Scientific Corp	2.9
Mastercard Inc Class A	2.3
Alphabet Inc Class A	1.9
Ingersoll Rand Inc	1.8
Netflix Inc	1.7
42.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916006.100    1463-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.4
Industrials	18.8
Consumer Discretionary	9.9
Energy	8.4
Materials	8.3
Utilities	7.0
Health Care	6.0
Consumer Staples	5.9
Real Estate	5.7
Information Technology	5.4
Communication Services	2.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Canadian Natural Resources Ltd	1.9
Expro Group Holdings NV	1.8
Global Payments Inc	1.7
CVS Health Corp	1.6
First Citizens BancShares Inc/NC Class A	1.6
East West Bancorp Inc	1.5
PG&E Corp	1.5
Cigna Group/The	1.5
Flex Ltd	1.5
Apollo Global Management Inc	1.4
16.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916043.100    1024-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.75%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Financials	18.4
Industrials	15.8
Health Care	11.9
Energy	9.8
Consumer Staples	5.7
Communication Services	4.1
Utilities	2.2
Consumer Discretionary	1.9
Materials	1.4
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	9.3
Exxon Mobil Corp	7.1
Wells Fargo & Co	5.8
General Electric Co	5.0
NVIDIA Corp	4.7
Apple Inc	3.0
Bank of America Corp	2.9
Unitedhealth Group Inc	1.9
Visa Inc Class A	1.9
Boeing Co	1.8
43.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915949.100    382-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Strategies Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Value Strategies Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	139,600	4,540,416
Interactive Media & Services - 0.8%
Zoominfo Technologies, Inc. (b)	449,900	5,745,223
Media - 1.6%
Interpublic Group of Companies, Inc.	272,200	7,918,298
Nexstar Media Group, Inc.	19,500	3,237,195
		11,155,493
TOTAL COMMUNICATION SERVICES		21,441,132
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 1.6%
Aptiv PLC (b)	107,996	7,605,078
Autoliv, Inc.	37,900	4,054,921
		11,659,999
Automobiles - 0.7%
Harley-Davidson, Inc.	147,200	4,937,088
Distributors - 0.2%
LKQ Corp.	39,400	1,638,646
Hotels, Restaurants & Leisure - 1.3%
Hilton Grand Vacations, Inc. (b)(c)	95,400	3,857,022
Marriott Vacations Worldwide Corp.	40,060	3,498,039
Red Rock Resorts, Inc.	37,200	2,043,396
		9,398,457
Household Durables - 0.9%
Tempur Sealy International, Inc.	127,700	6,045,318
Leisure Products - 1.6%
BRP, Inc. (c)	71,300	4,568,141
Brunswick Corp.	49,500	3,602,115
Topgolf Callaway Brands Corp. (b)	228,700	3,499,110
		11,669,366
Specialty Retail - 2.0%
Lithia Motors, Inc. Class A (sub. vtg.)	19,900	5,023,755
Signet Jewelers Ltd. (c)	48,200	4,317,756
Upbound Group, Inc.	150,400	4,617,280
Victoria's Secret & Co. (b)	17,799	314,508
		14,273,299
Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	206,400	7,828,731
PVH Corp.	32,200	3,409,014
		11,237,745
TOTAL CONSUMER DISCRETIONARY		70,859,918
CONSUMER STAPLES - 5.9%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	164,800	5,504,320
Consumer Staples Distribution & Retail - 1.1%
U.S. Foods Holding Corp. (b)	152,100	8,058,258
Food Products - 3.0%
Bunge Global SA	71,700	7,655,409
Darling Ingredients, Inc. (b)	155,563	5,716,940
Lamb Weston Holdings, Inc.	96,900	8,147,352
		21,519,701
Personal Care Products - 1.0%
Kenvue, Inc.	381,700	6,939,306
TOTAL CONSUMER STAPLES		42,021,585
ENERGY - 8.4%
Energy Equipment & Services - 3.2%
Expro Group Holdings NV (b)(c)	552,100	12,654,132
Tidewater, Inc. (b)	34,900	3,322,829
Valaris Ltd. (b)	91,500	6,816,750
		22,793,711
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (b)	192,500	6,281,275
Canadian Natural Resources Ltd.	384,500	13,695,907
Cheniere Energy, Inc.	22,100	3,863,743
Targa Resources Corp.	70,400	9,066,112
Tourmaline Oil Corp.	98,700	4,476,689
		37,383,726
TOTAL ENERGY		60,177,437
FINANCIALS - 19.4%
Banks - 4.4%
East West Bancorp, Inc.	148,893	10,903,434
First Citizens Bancshares, Inc.	6,700	11,280,187
Popular, Inc.	69,300	6,128,199
U.S. Bancorp	74,766	2,968,210
		31,280,030
Capital Markets - 3.6%
Ameriprise Financial, Inc.	21,100	9,013,709
LPL Financial	28,000	7,820,400
Raymond James Financial, Inc.	42,700	5,278,147
UBS Group AG	118,950	3,501,839
		25,614,095
Consumer Finance - 2.4%
OneMain Holdings, Inc.	158,200	7,671,118
PROG Holdings, Inc.	119,771	4,153,658
SLM Corp.	278,597	5,792,032
		17,616,808
Financial Services - 4.9%
Apollo Global Management, Inc.	86,400	10,201,248
Global Payments, Inc.	118,600	11,468,620
NCR Atleos Corp.	222,500	6,011,950
WEX, Inc. (b)	40,288	7,136,616
		34,818,434
Insurance - 4.1%
American Financial Group, Inc.	59,602	7,332,238
Assurant, Inc.	25,200	4,189,500
First American Financial Corp.	92,803	5,006,722
Reinsurance Group of America, Inc.	31,505	6,467,031
The Travelers Companies, Inc.	32,300	6,567,882
		29,563,373
TOTAL FINANCIALS		138,892,740
HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	83,339	2,787,690
Teleflex, Inc.	6,300	1,325,079
		4,112,769
Health Care Providers & Services - 4.8%
AdaptHealth Corp. (b)	366,900	3,669,000
Centene Corp. (b)	130,400	8,645,520
Cigna Group	32,100	10,611,297
CVS Health Corp.	198,800	11,741,128
		34,666,945
Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc.	24,200	564,828
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (b)	35,900	3,831,607
TOTAL HEALTH CARE		43,176,149
INDUSTRIALS - 18.7%
Air Freight & Logistics - 0.8%
FedEx Corp.	20,200	6,056,768
Building Products - 2.0%
AZZ, Inc.	48,200	3,723,450
Builders FirstSource, Inc. (b)	53,600	7,418,776
Johnson Controls International PLC	52,500	3,489,675
		14,631,901
Commercial Services & Supplies - 1.5%
The Brink's Co.	56,851	5,821,542
Vestis Corp.	377,000	4,610,710
		10,432,252
Construction & Engineering - 1.8%
Fluor Corp. (b)	147,000	6,401,850
MDU Resources Group, Inc.	240,400	6,034,040
Willscot Mobile Mini Holdings (b)	6,199	233,330
		12,669,220
Electrical Equipment - 1.7%
Regal Rexnord Corp.	51,500	6,963,830
Sensata Technologies PLC	144,790	5,413,698
		12,377,528
Ground Transportation - 2.3%
TFI International, Inc. (Canada)	37,300	5,415,937
U-Haul Holding Co. (non-vtg.)	101,700	6,104,034
XPO, Inc. (b)	47,700	5,063,355
		16,583,326
Machinery - 5.1%
Allison Transmission Holdings, Inc.	80,200	6,087,180
Atmus Filtration Technologies, Inc. (b)	196,000	5,640,880
Barnes Group, Inc.	86,871	3,597,328
Chart Industries, Inc. (b)(c)	29,400	4,243,596
CNH Industrial NV	458,289	4,642,468
Gates Industrial Corp. PLC (b)	337,775	5,340,223
Timken Co.	84,900	6,803,037
		36,354,712
Professional Services - 1.2%
ManpowerGroup, Inc.	51,900	3,622,620
WNS Holdings Ltd.	90,400	4,746,000
		8,368,620
Trading Companies & Distributors - 2.3%
GMS, Inc. (b)	70,500	5,683,005
Herc Holdings, Inc.	26,500	3,532,185
WESCO International, Inc.	44,400	7,038,288
		16,253,478
TOTAL INDUSTRIALS		133,727,805
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 2.0%
Ciena Corp. (b)	96,000	4,625,280
Lumentum Holdings, Inc. (b)	187,500	9,547,500
		14,172,780
Electronic Equipment, Instruments & Components - 1.9%
Flex Ltd. (b)	354,300	10,448,307
Jabil, Inc.	32,600	3,546,554
		13,994,861
IT Services - 0.8%
GoDaddy, Inc. (b)	40,100	5,602,371
Software - 0.7%
NCR Voyix Corp. (b)	427,600	5,280,860
TOTAL INFORMATION TECHNOLOGY		39,050,872
MATERIALS - 8.3%
Chemicals - 3.8%
Axalta Coating Systems Ltd. (b)	115,200	3,936,384
Methanex Corp.	117,500	5,670,550
Olin Corp.	129,101	6,087,112
The Chemours Co. LLC	289,200	6,527,244
Tronox Holdings PLC	1,272	19,958
Westlake Corp.	35,400	5,126,628
		27,367,876
Containers & Packaging - 3.0%
Berry Global Group, Inc.	68,100	4,007,685
Graphic Packaging Holding Co.	158,600	4,156,906
International Paper Co.	113,800	4,910,470
O-I Glass, Inc. (b)	306,670	3,413,237
WestRock Co.	99,000	4,975,740
		21,464,038
Metals & Mining - 1.0%
Compass Minerals International, Inc. (c)	79,892	825,284
Constellium NV (b)	315,800	5,952,830
		6,778,114
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	42,900	3,531,957
TOTAL MATERIALS		59,141,985
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Camden Property Trust (SBI)	41,700	4,549,887
EastGroup Properties, Inc.	4,600	782,460
Extra Space Storage, Inc.	42,900	6,667,089
Prologis, Inc.	69,447	7,799,593
Sun Communities, Inc.	32,800	3,947,152
Ventas, Inc.	193,800	9,934,188
Welltower, Inc.	68,000	7,089,000
		40,769,369
UTILITIES - 7.0%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	34,617	3,037,296
Constellation Energy Corp.	29,233	5,854,493
Edison International	131,000	9,407,110
PG&E Corp.	611,900	10,683,774
		28,982,673
Independent Power and Renewable Electricity Producers - 2.4%
The AES Corp.	496,300	8,719,991
Vistra Corp.	96,700	8,314,266
		17,034,257
Multi-Utilities - 0.6%
Sempra	55,600	4,228,936
TOTAL UTILITIES		50,245,866
TOTAL COMMON STOCKS (Cost $564,321,446)		699,504,858

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	6,839,101	6,840,469
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	18,002,033	18,003,834
TOTAL MONEY MARKET FUNDS (Cost $24,844,303)		24,844,303

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $589,165,749)	724,349,161
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(8,396,110)
NET ASSETS - 100.0%	715,953,051

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,540,416 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,784,486	81,366,948	77,310,699	123,664	(266)	-	6,840,469	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	16,579,892	127,762,372	126,338,430	155,703	-	-	18,003,834	0.1%
Total	19,364,378	209,129,320	203,649,129	279,367	(266)	-	24,844,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,441,132	16,900,716	4,540,416	-
Consumer Discretionary	70,859,918	70,859,918	-	-
Consumer Staples	42,021,585	42,021,585	-	-
Energy	60,177,437	60,177,437	-	-
Financials	138,892,740	138,892,740	-	-
Health Care	43,176,149	43,176,149	-	-
Industrials	133,727,805	133,727,805	-	-
Information Technology	39,050,872	39,050,872	-	-
Materials	59,141,985	59,141,985	-	-
Real Estate	40,769,369	40,769,369	-	-
Utilities	50,245,866	50,245,866	-	-

Money Market Funds	24,844,303	24,844,303	-	-
Total Investments in Securities:	724,349,161	719,808,745	4,540,416	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,457,467) - See accompanying schedule:
Unaffiliated issuers (cost $564,321,446)	$699,504,858
Fidelity Central Funds (cost $24,844,303)	24,844,303

Total Investment in Securities (cost $589,165,749)		$724,349,161
Foreign currency held at value (cost $35,928)		35,928
Receivable for investments sold		68,416,542
Receivable for fund shares sold		2,864,929
Dividends receivable		671,213
Distributions receivable from Fidelity Central Funds		22,523
Total assets		796,360,296
Liabilities
Payable for investments purchased	$61,730,548
Payable for fund shares redeemed	182,436
Accrued management fee	361,374
Distribution and service plan fees payable	76,851
Other payables and accrued expenses	52,244
Collateral on securities loaned	18,003,792
Total liabilities		80,407,245
Net Assets		$715,953,051
Net Assets consist of:
Paid in capital		$520,666,367
Total accumulated earnings (loss)		195,286,684
Net Assets		$715,953,051

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($105,703,676 ÷ 6,297,707 shares)		$16.78
Service Class :
Net Asset Value, offering price and redemption price per share ($32,930,052 ÷ 1,971,366 shares)		$16.70
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($352,923,841 ÷ 20,796,858 shares)		$16.97
Investor Class :
Net Asset Value, offering price and redemption price per share ($224,395,482 ÷ 13,512,323 shares)		$16.61
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$6,049,019
Interest		69
Income from Fidelity Central Funds (including $155,703 from security lending)		279,367
Total income		6,328,455
Expenses
Management fee	$2,066,268
Transfer agent fees	101,566
Distribution and service plan fees	455,957
Accounting fees	37,649
Custodian fees and expenses	9,722
Independent trustees' fees and expenses	1,526
Audit	31,001
Legal	1,713
Interest	1,504
Miscellaneous	17,091
Total expenses before reductions	2,723,997
Expense reductions	(30,926)
Total expenses after reductions		2,693,071
Net Investment income (loss)		3,635,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,533,817
Fidelity Central Funds	(266)
Foreign currency transactions	(3,714)
Total net realized gain (loss)		58,529,837
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(42,461,255)
Assets and liabilities in foreign currencies	(4,198)
Total change in net unrealized appreciation (depreciation)		(42,465,453)
Net gain (loss)		16,064,384
Net increase (decrease) in net assets resulting from operations		$19,699,768
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,635,384	$6,366,845
Net realized gain (loss)	58,529,837	33,188,883
Change in net unrealized appreciation (depreciation)	(42,465,453)	81,781,351
Net increase (decrease) in net assets resulting from operations	19,699,768	121,337,079
Distributions to shareholders	(9,471,708)	(31,624,855)

Share transactions - net increase (decrease)	4,604,062	(35,709,156)
Total increase (decrease) in net assets	14,832,122	54,003,068

Net Assets
Beginning of period	701,120,929	647,117,861
End of period	$715,953,051	$701,120,929

Financial Highlights
VIP Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.55	$14.38	$16.40	$13.55	$13.31	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.16	.24 C	.14	.20 D
Net realized and unrealized gain (loss)	.35	2.80	(1.29)	4.26	.88	3.39
Total from investment operations	.45	2.97	(1.13)	4.50	1.02	3.59
Distributions from net investment income	-	(.19)	(.16) E	(.26)	(.15)	(.21)
Distributions from net realized gain	(.22)	(.61)	(.73) E	(1.39)	(.63)	(1.18)
Total distributions	(.22)	(.80)	(.89)	(1.65)	(.78)	(1.39)
Net asset value, end of period	$16.78	$16.55	$14.38	$16.40	$13.55	$13.31
Total Return F,G,H	2.79%	20.85%	(7.03)%	33.60%	8.26%	34.53%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.61% K	.64%	.64%	.64%	.66%	.66%
Expenses net of fee waivers, if any	.60 % K	.63%	.63%	.63%	.66%	.66%
Expenses net of all reductions	.60% K	.63%	.63%	.63%	.65%	.66%
Net investment income (loss)	1.16% K	1.12%	1.02%	1.47% C	1.32%	1.64% D
Supplemental Data
Net assets, end of period (000 omitted)	$105,704	$101,102	$92,162	$125,050	$95,708	$83,357
Portfolio turnover rate L	71 % K	57%	59%	62%	85%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.36%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.48	$14.32	$16.35	$13.51	$13.27	$11.09
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.14	.22 C	.13	.19 D
Net realized and unrealized gain (loss)	.35	2.79	(1.29)	4.25	.88	3.37
Total from investment operations	.44	2.95	(1.15)	4.47	1.01	3.56
Distributions from net investment income	-	(.17)	(.15) E	(.24)	(.14)	(.20)
Distributions from net realized gain	(.22)	(.61)	(.73) E	(1.39)	(.63)	(1.18)
Total distributions	(.22)	(.79) F	(.88)	(1.63)	(.77)	(1.38)
Net asset value, end of period	$16.70	$16.48	$14.32	$16.35	$13.51	$13.27
Total Return G,H,I	2.74%	20.77%	(7.19)%	33.48%	8.18%	34.29%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.74%	.74%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.70 % L	.73%	.73%	.73%	.76%	.76%
Expenses net of all reductions	.70% L	.73%	.73%	.73%	.75%	.76%
Net investment income (loss)	1.06% L	1.02%	.92%	1.37% C	1.22%	1.54% D
Supplemental Data
Net assets, end of period (000 omitted)	$32,930	$31,303	$24,199	$27,216	$19,115	$20,992
Portfolio turnover rate M	71 % L	57%	59%	62%	85%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.26%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.75	$14.54	$16.59	$13.68	$13.43	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.12	.20 C	.12	.17 D
Net realized and unrealized gain (loss)	.36	2.84	(1.31)	4.31	.88	3.41
Total from investment operations	.44	2.97	(1.19)	4.51	1.00	3.58
Distributions from net investment income	-	(.15)	(.13) E	(.21)	(.12)	(.18)
Distributions from net realized gain	(.22)	(.61)	(.73) E	(1.39)	(.63)	(1.18)
Total distributions	(.22)	(.76)	(.86)	(1.60)	(.75)	(1.36)
Net asset value, end of period	$16.97	$16.75	$14.54	$16.59	$13.68	$13.43
Total Return F,G,H	2.70%	20.61%	(7.35)%	33.34%	8.02%	34.10%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.86% K	.89%	.89%	.88%	.91%	.91%
Expenses net of fee waivers, if any	.85 % K	.88%	.88%	.88%	.91%	.91%
Expenses net of all reductions	.85% K	.88%	.88%	.88%	.90%	.91%
Net investment income (loss)	.91% K	.87%	.77%	1.22% C	1.07%	1.39% D
Supplemental Data
Net assets, end of period (000 omitted)	$352,924	$340,221	$309,683	$315,104	$228,031	$220,982
Portfolio turnover rate L	71 % K	57%	59%	62%	85%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.11%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$14.24	$16.25	$13.44	$13.20	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.14	.23 C	.14	.19 D
Net realized and unrealized gain (loss)	.36	2.77	(1.27)	4.22	.87	3.35
Total from investment operations	.45	2.93	(1.13)	4.45	1.01	3.54
Distributions from net investment income	-	(.17)	(.15) E	(.24)	(.14)	(.20)
Distributions from net realized gain	(.22)	(.61)	(.73) E	(1.39)	(.63)	(1.18)
Total distributions	(.22)	(.79) F	(.88)	(1.64) F	(.77)	(1.38)
Net asset value, end of period	$16.61	$16.38	$14.24	$16.25	$13.44	$13.20
Total Return G,H,I	2.82%	20.75%	(7.11)%	33.48%	8.26%	34.27%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.68% L	.71%	.71%	.71%	.74%	.74%
Expenses net of fee waivers, if any	.67 % L	.71%	.71%	.71%	.74%	.74%
Expenses net of all reductions	.67% L	.71%	.71%	.71%	.73%	.74%
Net investment income (loss)	1.09% L	1.05%	.95%	1.39% C	1.24%	1.56% D
Supplemental Data
Net assets, end of period (000 omitted)	$224,395	$228,494	$221,074	$282,755	$149,707	$104,581
Portfolio turnover rate M	71 % L	57%	59%	62%	85%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,510,487
Gross unrealized depreciation	(26,590,928)
Net unrealized appreciation (depreciation)	$133,919,559
Tax cost	$590,429,602

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	254,489,799	264,544,876
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$16,021
Service Class 2	439,936
$455,957

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	10,537.0630
Service Class	3,233.0630
Service Class 2	35,515.0630
Investor Class	52,281.1390
	101,566

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Value Strategies Portfolio	.0325

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Strategies Portfolio	5,210

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Value Strategies Portfolio	Borrower	4,860,500	5.57%	1,504

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	24,223,208	19,511,938	4,062,544
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Value Strategies Portfolio	639
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Strategies Portfolio	16,582	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30,926.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$1,369,290	$4,767,400
Service Class	424,724	1,445,393
Service Class 2	4,581,720	14,914,087
Investor Class	3,095,974	10,497,975
Total	$9,471,708	$31,624,855
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Value Strategies Portfolio
Initial Class
Shares sold	804,148	1,225,741	$13,389,211	$18,738,644
Reinvestment of distributions	84,420	298,273	1,369,290	4,767,400
Shares redeemed	(700,881)	(1,825,041)	(11,850,333)	(28,093,787)
Net increase (decrease)	187,687	(301,027)	$2,908,168	$(4,587,743)
Service Class
Shares sold	198,445	507,339	$3,340,772	$7,731,495
Reinvestment of distributions	26,299	90,829	424,724	1,445,393
Shares redeemed	(153,184)	(388,146)	(2,560,264)	(5,919,772)
Net increase (decrease)	71,560	210,022	$1,205,232	$3,257,116
Service Class 2
Shares sold	1,868,542	2,807,911	$31,620,816	$43,873,428
Reinvestment of distributions	279,033	921,584	4,581,720	14,914,087
Shares redeemed	(1,664,716)	(4,708,667)	(28,365,857)	(72,194,111)
Net increase (decrease)	482,859	(979,172)	$7,836,679	$(13,406,596)
Investor Class
Shares sold	622,289	1,863,030	$10,305,659	$28,995,461
Reinvestment of distributions	192,896	663,432	3,095,974	10,497,975
Shares redeemed	(1,252,464)	(4,105,078)	(20,747,650)	(60,465,369)
Net increase (decrease)	(437,279)	(1,578,616)	$(7,346,017)	$(20,971,933)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio	37%	1	34%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Value Strategies Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Value Strategies Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.774744.122
VIPVS-SANN-0824
Fidelity® Variable Insurance Products:

VIP Mid Cap Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Mid Cap Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Entertainment - 2.1%
Capcom Co. Ltd.	1,103,220	20,869,490
Live Nation Entertainment, Inc. (a)	445,994	41,807,478
Spotify Technology SA (a)	124,800	39,160,992
TKO Group Holdings, Inc.	481,300	51,975,587
		153,813,547
Interactive Media & Services - 0.7%
IAC, Inc. (a)	438,375	20,537,869
Pinterest, Inc. Class A (a)	601,600	26,512,512
		47,050,381
TOTAL COMMUNICATION SERVICES		200,863,928
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 1.1%
Autoliv, Inc. (b)	740,300	79,204,697
Diversified Consumer Services - 0.8%
Duolingo, Inc. (a)	131,300	27,398,371
Grand Canyon Education, Inc. (a)	213,200	29,828,812
		57,227,183
Hotels, Restaurants & Leisure - 3.9%
Aramark	1,248,458	42,472,541
Bowlero Corp. Class A (b)	1,283,000	18,590,670
Churchill Downs, Inc.	429,504	59,958,758
Dutch Bros, Inc. (a)	132,200	5,473,080
First Watch Restaurant Group, Inc. (a)(b)	361,600	6,349,696
Light & Wonder, Inc. Class A (a)(b)	612,200	64,207,536
Misa Investments Ltd.	662,100	22,471,674
Red Rock Resorts, Inc.	363,700	19,978,041
Texas Roadhouse, Inc.	233,400	40,077,114
		279,579,110
Household Durables - 2.5%
KB Home (b)	371,618	26,080,151
NVR, Inc. (a)	7,258	55,077,768
Taylor Morrison Home Corp. (a)	891,412	49,419,881
TopBuild Corp. (a)	131,700	50,740,059
		181,317,859
Specialty Retail - 3.4%
Aritzia, Inc. (a)	736,400	20,842,373
Dick's Sporting Goods, Inc.	361,336	77,633,040
Five Below, Inc. (a)	150,046	16,350,513
Floor & Decor Holdings, Inc. Class A (a)(b)	225,600	22,426,896
Williams-Sonoma, Inc. (b)	396,923	112,079,148
		249,331,970
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	51,139	49,499,995
PVH Corp.	296,300	31,369,281
		80,869,276
TOTAL CONSUMER DISCRETIONARY		927,530,095
CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	25,600	7,809,280
Consumer Staples Distribution & Retail - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	917,799	80,619,464
Performance Food Group Co. (a)	1,282,500	84,786,075
Sprouts Farmers Market LLC (a)	429,200	35,906,872
U.S. Foods Holding Corp. (a)	1,799,340	95,329,033
		296,641,444
Food Products - 0.4%
Nomad Foods Ltd.	800,701	13,195,552
Westrock Coffee Holdings (a)(b)	1,499,942	15,344,407
		28,539,959
TOTAL CONSUMER STAPLES		332,990,683
ENERGY - 4.7%
Energy Equipment & Services - 2.5%
Baker Hughes Co. Class A	1,271,048	44,702,758
Kodiak Gas Services, Inc.	105,948	2,888,142
NOV, Inc.	1,097,200	20,857,772
TechnipFMC PLC	2,473,300	64,676,795
Valaris Ltd. (a)	622,061	46,343,545
		179,469,012
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	1,627,125	53,093,089
MEG Energy Corp. (a)	1,017,400	21,767,697
Ovintiv, Inc.	1,052,800	49,344,736
Range Resources Corp.	1,013,168	33,971,523
		158,177,045
TOTAL ENERGY		337,646,057
FINANCIALS - 14.9%
Banks - 4.5%
Bancorp, Inc., Delaware (a)	1,185,022	44,746,431
Cadence Bank	697,800	19,733,784
East West Bancorp, Inc.	947,417	69,379,347
First Citizens Bancshares, Inc.	14,200	23,907,262
KeyCorp	2,644,400	37,576,924
Popular, Inc.	638,227	56,438,414
Wintrust Financial Corp.	765,341	75,432,009
		327,214,171
Capital Markets - 3.2%
Blue Owl Capital, Inc. Class A	1,413,300	25,086,075
Houlihan Lokey (b)	293,400	39,567,924
Northern Trust Corp.	423,955	35,603,741
Raymond James Financial, Inc.	424,797	52,509,157
Stifel Financial Corp.	515,400	43,370,910
TMX Group Ltd.	1,354,500	37,702,833
		233,840,640
Financial Services - 1.4%
Essent Group Ltd.	1,057,204	59,404,293
PennyMac Financial Services, Inc.	287,400	27,188,040
Toast, Inc. (a)	426,800	10,998,636
		97,590,969
Insurance - 5.8%
American Financial Group, Inc.	215,313	26,487,805
Arch Capital Group Ltd. (a)	543,600	54,843,804
Fidelis Insurance Holdings Ltd. (b)	1,079,600	17,608,276
Hartford Financial Services Group, Inc.	713,322	71,717,394
Old Republic International Corp.	1,726,310	53,342,979
Primerica, Inc.	344,247	81,441,955
Reinsurance Group of America, Inc.	490,578	100,700,946
Selective Insurance Group, Inc.	175,700	16,485,931
		422,629,090
TOTAL FINANCIALS		1,081,274,870
HEALTH CARE - 7.3%
Biotechnology - 1.6%
Amicus Therapeutics, Inc. (a)(b)	385,800	3,827,136
Arcellx, Inc. (a)	94,100	5,193,379
Arrowhead Pharmaceuticals, Inc. (a)	657,540	17,089,465
Blueprint Medicines Corp. (a)	159,900	17,234,022
Crinetics Pharmaceuticals, Inc. (a)	132,300	5,925,717
Krystal Biotech, Inc. (a)	37,300	6,849,772
Repligen Corp. (a)	76,500	9,643,590
SpringWorks Therapeutics, Inc. (a)	114,100	4,298,147
United Therapeutics Corp. (a)	131,700	41,953,035
		112,014,263
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	528,443	40,695,395
Glaukos Corp. (a)	110,200	13,042,170
Masimo Corp. (a)	288,500	36,333,690
The Cooper Companies, Inc.	305,756	26,692,499
TransMedics Group, Inc. (a)	200,200	30,154,124
		146,917,878
Health Care Providers & Services - 2.8%
Encompass Health Corp.	824,900	70,768,171
Molina Healthcare, Inc. (a)	121,468	36,112,436
Option Care Health, Inc. (a)(b)	1,727,220	47,843,994
Tenet Healthcare Corp. (a)(b)	203,500	27,071,605
Universal Health Services, Inc. Class B	110,500	20,434,765
		202,230,971
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	176,600	3,434,870
Sartorius Stedim Biotech	83,200	13,659,496
		17,094,366
Pharmaceuticals - 0.7%
Longboard Pharmaceuticals, Inc. (a)	214,700	5,803,341
UCB SA	307,500	45,676,285
		51,479,626
TOTAL HEALTH CARE		529,737,104
INDUSTRIALS - 23.2%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	76,954	22,642,945
Howmet Aerospace, Inc.	677,852	52,621,651
		75,264,596
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (a)(b)	928,532	46,890,866
Building Products - 2.5%
Builders FirstSource, Inc. (a)	135,471	18,750,541
Carlisle Companies, Inc.	112,800	45,707,688
Fortune Brands Innovations, Inc.	597,600	38,808,144
Simpson Manufacturing Co. Ltd.	161,900	27,285,007
Trex Co., Inc. (a)	685,700	50,824,084
		181,375,464
Commercial Services & Supplies - 0.8%
ACV Auctions, Inc. Class A (a)	1,298,000	23,688,500
CECO Environmental Corp. (a)(b)	386,700	11,156,295
Clean Harbors, Inc. (a)	99,700	22,547,155
		57,391,950
Construction & Engineering - 1.7%
Centuri Holdings, Inc.	15,800	307,784
Comfort Systems U.S.A., Inc.	144,800	44,036,576
Quanta Services, Inc.	202,969	51,572,393
Willscot Mobile Mini Holdings (a)	804,419	30,278,331
		126,195,084
Electrical Equipment - 4.7%
Acuity Brands, Inc.	251,623	60,751,857
AMETEK, Inc.	318,026	53,018,114
Nextracker, Inc. Class A (a)	654,821	30,698,008
nVent Electric PLC	1,336,700	102,404,587
Prysmian SpA	455,300	28,193,236
Sunrun, Inc. (a)(b)	893,546	10,597,456
Vertiv Holdings Co.	627,100	54,288,047
		339,951,305
Ground Transportation - 1.6%
J.B. Hunt Transport Services, Inc.	103,300	16,528,000
Saia, Inc. (a)	141,800	67,254,322
XPO, Inc. (a)	328,900	34,912,735
		118,695,057
Machinery - 5.9%
Chart Industries, Inc. (a)	323,200	46,650,688
Crane Co. (b)	549,736	79,700,725
Fortive Corp.	548,714	40,659,707
IDEX Corp.	160,794	32,351,753
Ingersoll Rand, Inc.	733,600	66,640,224
ITT, Inc.	941,809	121,662,887
Westinghouse Air Brake Tech Co.	232,600	36,762,430
		424,428,414
Professional Services - 2.4%
FTI Consulting, Inc. (a)	183,800	39,614,414
KBR, Inc.	1,293,039	82,935,521
Maximus, Inc.	595,300	51,017,210
		173,567,145
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	301,800	58,549,200
DNOW, Inc. (a)(b)	1,922,800	26,400,044
Watsco, Inc.	118,500	54,893,940
		139,843,184
TOTAL INDUSTRIALS		1,683,603,065
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.5%
Digi International, Inc. (a)(b)	1,624,001	37,238,343
Electronic Equipment, Instruments & Components - 2.8%
Belden, Inc.	250,000	23,450,000
CDW Corp.	190,376	42,613,764
Coherent Corp. (a)	378,000	27,389,880
Crane NXT Co.	428,836	26,339,107
Flex Ltd. (a)	1,973,200	58,189,668
Jabil, Inc.	197,275	21,461,547
		199,443,966
IT Services - 1.3%
ASGN, Inc. (a)	351,506	30,992,284
Wix.com Ltd. (a)	402,900	64,089,303
		95,081,587
Semiconductors & Semiconductor Equipment - 5.2%
Allegro MicroSystems LLC (a)	915,400	25,850,896
Astera Labs, Inc.	13,400	810,834
Enphase Energy, Inc. (a)	130,200	12,982,242
First Solar, Inc. (a)	160,500	36,186,330
Lattice Semiconductor Corp. (a)	385,600	22,360,944
MKS Instruments, Inc.	538,571	70,326,601
Nova Ltd. (a)	241,100	56,545,183
Teradyne, Inc.	433,545	64,290,388
Ultra Clean Holdings, Inc. (a)(b)	474,000	23,226,000
Universal Display Corp.	310,500	65,282,625
		377,862,043
Software - 1.0%
Dynatrace, Inc. (a)	336,149	15,039,306
Manhattan Associates, Inc. (a)	74,200	18,303,656
Monday.com Ltd. (a)	49,200	11,845,392
Sage Group PLC	1,747,800	24,049,253
		69,237,607
Technology Hardware, Storage & Peripherals - 1.1%
Seagate Technology Holdings PLC	334,700	34,564,469
Western Digital Corp. (a)	344,200	26,080,034
Wiwynn Corp.	268,000	21,805,039
		82,449,542
TOTAL INFORMATION TECHNOLOGY		861,313,088
MATERIALS - 6.2%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	1,384,700	47,315,199
Celanese Corp. (b)	307,237	41,443,199
Element Solutions, Inc.	2,726,105	73,931,968
OCI NV	365,400	8,918,300
		171,608,666
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	126,837	68,720,287
Containers & Packaging - 2.0%
Aptargroup, Inc.	578,000	81,388,180
Avery Dennison Corp.	282,883	61,852,368
		143,240,548
Metals & Mining - 0.9%
Reliance, Inc.	113,127	32,309,071
Wheaton Precious Metals Corp.	568,200	29,792,030
		62,101,101
TOTAL MATERIALS		445,670,602
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Americold Realty Trust	881,600	22,516,064
CubeSmart	1,196,100	54,027,837
EastGroup Properties, Inc.	321,400	54,670,140
Equity Lifestyle Properties, Inc.	282,900	18,425,277
Essex Property Trust, Inc.	102,200	27,818,840
Four Corners Property Trust, Inc.	966,500	23,843,555
Invitation Homes, Inc.	1,016,872	36,495,536
Kimco Realty Corp.	1,645,400	32,019,484
Lamar Advertising Co. Class A	569,481	68,070,064
Omega Healthcare Investors, Inc.	480,200	16,446,850
Ryman Hospitality Properties, Inc.	368,500	36,798,410
Sun Communities, Inc.	154,100	18,544,394
Terreno Realty Corp.	660,000	39,058,800
Ventas, Inc.	889,537	45,597,667
		494,332,918
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	225,028	20,052,245
TOTAL REAL ESTATE		514,385,163
UTILITIES - 3.9%
Electric Utilities - 0.6%
PG&E Corp.	2,521,000	44,016,660
Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	413,300	29,088,054
UGI Corp.	563,200	12,897,280
		41,985,334
Independent Power and Renewable Electricity Producers - 1.3%
Clearway Energy, Inc. Class C (b)	776,460	19,170,797
The AES Corp.	1,312,438	23,059,536
Vistra Corp.	579,100	49,791,018
		92,021,351
Multi-Utilities - 0.8%
NiSource, Inc.	1,313,400	37,839,054
NorthWestern Energy Corp.	498,800	24,979,904
		62,818,958
Water Utilities - 0.6%
Essential Utilities, Inc.	1,158,200	43,235,606
TOTAL UTILITIES		284,077,909
TOTAL COMMON STOCKS (Cost $5,059,659,290)		7,199,092,564

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (c)	44,313,776	44,322,639
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	105,336,447	105,346,981
TOTAL MONEY MARKET FUNDS (Cost $149,669,620)		149,669,620

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $5,209,328,910)	7,348,762,184
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(109,002,162)
NET ASSETS - 100.0%	7,239,760,022

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	73,051,733	556,748,285	585,478,698	1,144,575	1,319	-	44,322,639	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	275,921,013	552,893,509	723,467,541	1,146,819	-	-	105,346,981	0.4%
Total	348,972,746	1,109,641,794	1,308,946,239	2,291,394	1,319	-	149,669,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	200,863,928	179,994,438	20,869,490	-
Consumer Discretionary	927,530,095	927,530,095	-	-
Consumer Staples	332,990,683	332,990,683	-	-
Energy	337,646,057	337,646,057	-	-
Financials	1,081,274,870	1,081,274,870	-	-
Health Care	529,737,104	529,737,104	-	-
Industrials	1,683,603,065	1,683,603,065	-	-
Information Technology	861,313,088	861,313,088	-	-
Materials	445,670,602	445,670,602	-	-
Real Estate	514,385,163	514,385,163	-	-
Utilities	284,077,909	284,077,909	-	-

Money Market Funds	149,669,620	149,669,620	-	-
Total Investments in Securities:	7,348,762,184	7,327,892,694	20,869,490	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $101,404,841) - See accompanying schedule:
Unaffiliated issuers (cost $5,059,659,290)	$7,199,092,564
Fidelity Central Funds (cost $149,669,620)	149,669,620

Total Investment in Securities (cost $5,209,328,910)		$7,348,762,184
Foreign currency held at value (cost $45,228)		45,071
Receivable for investments sold		5,920,029
Receivable for fund shares sold		2,916,673
Dividends receivable		5,480,876
Distributions receivable from Fidelity Central Funds		312,009
Other receivables		266,533
Total assets		7,363,703,375
Liabilities
Payable for investments purchased	$9,501,835
Payable for fund shares redeemed	3,885,653
Accrued management fee	3,448,149
Distribution and service plan fees payable	950,414
Other payables and accrued expenses	825,890
Collateral on securities loaned	105,331,412
Total liabilities		123,943,353
Net Assets		$7,239,760,022
Net Assets consist of:
Paid in capital		$4,634,760,434
Total accumulated earnings (loss)		2,604,999,588
Net Assets		$7,239,760,022

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,593,875,803 ÷ 40,558,312 shares)		$39.30
Service Class :
Net Asset Value, offering price and redemption price per share ($694,224,846 ÷ 17,942,540 shares)		$38.69
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($4,253,638,648 ÷ 113,960,638 shares)		$37.33
Investor Class :
Net Asset Value, offering price and redemption price per share ($698,020,725 ÷ 17,940,493 shares)		$38.91
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$39,920,965
Interest		88
Income from Fidelity Central Funds (including $1,146,819 from security lending)		2,291,394
Total income		42,212,447
Expenses
Management fee	$19,952,865
Transfer agent fees	816,172
Distribution and service plan fees	5,661,574
Accounting fees	173,332
Custodian fees and expenses	28,660
Independent trustees' fees and expenses	15,312
Audit	35,339
Legal	11,689
Miscellaneous	700,370
Total expenses before reductions	27,395,313
Expense reductions	(312,818)
Total expenses after reductions		27,082,495
Net Investment income (loss)		15,129,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	455,589,062
Fidelity Central Funds	1,319
Foreign currency transactions	(95,092)
Total net realized gain (loss)		455,495,289
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	190,337,700
Assets and liabilities in foreign currencies	(14,561)
Total change in net unrealized appreciation (depreciation)		190,323,139
Net gain (loss)		645,818,428
Net increase (decrease) in net assets resulting from operations		$660,948,380
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,129,952	$28,859,775
Net realized gain (loss)	455,495,289	302,248,608
Change in net unrealized appreciation (depreciation)	190,323,139	586,581,086
Net increase (decrease) in net assets resulting from operations	660,948,380	917,689,469
Distributions to shareholders	(129,060,911)	(216,862,984)

Share transactions - net increase (decrease)	(247,329,185)	(198,991,880)
Total increase (decrease) in net assets	284,558,284	501,834,605

Net Assets
Beginning of period	6,955,201,738	6,453,367,133
End of period	$7,239,760,022	$6,955,201,738

Financial Highlights
VIP Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.44	$32.72	$41.17	$38.72	$32.95	$30.19
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.21	.23	.15	.27
Net realized and unrealized gain (loss)	3.42	4.69	(6.16)	9.57	5.83	6.39
Total from investment operations	3.53	4.90	(5.95)	9.80	5.98	6.66
Distributions from net investment income	-	(.21)	(.17) C	(.28)	(.21)	(.28)
Distributions from net realized gain	(.67)	(.97)	(2.33) C	(7.07)	-	(3.63)
Total distributions	(.67)	(1.18)	(2.50)	(7.35)	(.21)	(3.90) D
Net asset value, end of period	$39.30	$36.44	$32.72	$41.17	$38.72	$32.95
Total Return E,F,G	9.78%	15.08%	(14.74)%	25.60%	18.19%	23.45%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.61%	.61%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.59 % J	.60%	.60%	.60%	.62%	.62%
Expenses net of all reductions	.59% J	.60%	.60%	.60%	.62%	.61%
Net investment income (loss)	.58% J	.60%	.60%	.52%	.48%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,593,876	$1,544,004	$1,455,364	$1,810,651	$1,579,450	$843,080
Portfolio turnover rate K	35 % J	41%	31%	37% L	44%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.91	$32.25	$40.63	$38.28	$32.59	$29.90
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.17	.18	.12	.24
Net realized and unrealized gain (loss)	3.36	4.64	(6.09)	9.47	5.74	6.33
Total from investment operations	3.45	4.81	(5.92)	9.65	5.86	6.57
Distributions from net investment income	-	(.18)	(.13) C	(.23)	(.17)	(.25)
Distributions from net realized gain	(.67)	(.97)	(2.33) C	(7.07)	-	(3.63)
Total distributions	(.67)	(1.15)	(2.46)	(7.30)	(.17)	(3.88)
Net asset value, end of period	$38.69	$35.91	$32.25	$40.63	$38.28	$32.59
Total Return D,E,F	9.71%	15.00%	(14.85)%	25.51%	18.04%	23.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.71%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.69 % I	.70%	.70%	.70%	.72%	.72%
Expenses net of all reductions	.69% I	.70%	.70%	.70%	.72%	.71%
Net investment income (loss)	.48% I	.50%	.50%	.42%	.38%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$694,225	$658,165	$586,964	$726,039	$642,654	$564,678
Portfolio turnover rate J	35 % I	41%	31%	37% K	44%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.69	$31.20	$39.39	$37.29	$31.75	$29.22
Income from Investment Operations
Net investment income (loss) A,B	.06	.11	.12	.11	.07	.19
Net realized and unrealized gain (loss)	3.25	4.48	(5.90)	9.22	5.59	6.18
Total from investment operations	3.31	4.59	(5.78)	9.33	5.66	6.37
Distributions from net investment income	-	(.13)	(.08) C	(.16)	(.12)	(.21)
Distributions from net realized gain	(.67)	(.97)	(2.33) C	(7.07)	-	(3.63)
Total distributions	(.67)	(1.10)	(2.41)	(7.23)	(.12)	(3.84)
Net asset value, end of period	$37.33	$34.69	$31.20	$39.39	$37.29	$31.75
Total Return D,E,F	9.64%	14.80%	(14.97)%	25.31%	17.87%	23.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85% I	.86%	.86%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.84 % I	.85%	.85%	.85%	.87%	.87%
Expenses net of all reductions	.84% I	.85%	.85%	.85%	.87%	.86%
Net investment income (loss)	.33% I	.35%	.35%	.27%	.23%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,253,639	$4,101,183	$3,776,819	$4,970,428	$4,807,908	$5,282,468
Portfolio turnover rate J	35 % I	41%	31%	37% K	44%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.10	$32.42	$40.83	$38.44	$32.72	$30.01
Income from Investment Operations
Net investment income (loss) A,B	.10	.18	.18	.20	.12	.25
Net realized and unrealized gain (loss)	3.38	4.65	(6.12)	9.51	5.78	6.34
Total from investment operations	3.48	4.83	(5.94)	9.71	5.90	6.59
Distributions from net investment income	-	(.19)	(.14) C	(.24)	(.18)	(.26)
Distributions from net realized gain	(.67)	(.97)	(2.33) C	(7.07)	-	(3.63)
Total distributions	(.67)	(1.15) D	(2.47)	(7.32) D	(.18)	(3.88) D
Net asset value, end of period	$38.91	$36.10	$32.42	$40.83	$38.44	$32.72
Total Return E,F,G	9.74%	15.01%	(14.83)%	25.54%	18.08%	23.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.67% J	.68%	.68%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.66 % J	.68%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.66% J	.68%	.68%	.68%	.69%	.69%
Net investment income (loss)	.51% J	.52%	.52%	.44%	.41%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$698,021	$651,850	$634,220	$739,633	$593,584	$583,760
Portfolio turnover rate K	35 % J	41%	31%	37% L	44%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Mid Cap Portfolio	$82,762

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,266,045,332
Gross unrealized depreciation	(129,387,777)
Net unrealized appreciation (depreciation)	$2,136,657,555
Tax cost	$5,212,104,629
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	1,254,470,824	1,603,262,290
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.64

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$344,161
Service Class 2	5,317,413
$5,661,574

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	161,804.0630
Service Class	69,652.0630
Service Class 2	432,381.0630
Investor Class	152,335.1390
	816,172

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Mid Cap Portfolio	.0149

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Mid Cap Portfolio	20,799

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	39,764,022	190,815,071	85,314,827
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Mid Cap Portfolio	6,425
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Mid Cap Portfolio	121,344	2	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,676.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $310,142.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$27,458,273	$48,860,870
Service Class	12,095,928	20,456,663
Service Class 2	77,599,986	126,967,218
Investor Class	11,906,724	20,578,233
Total	$129,060,911	$216,862,984
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Mid Cap Portfolio
Initial Class
Shares sold	818,924	1,477,610	$31,535,339	$50,565,030
Reinvestment of distributions	741,314	1,377,490	27,458,273	48,860,870
Shares redeemed	(3,368,228)	(4,971,724)	(127,854,436)	(171,217,271)
Net increase (decrease)	(1,807,990)	(2,116,624)	$(68,860,824)	$(71,791,371)
Service Class
Shares sold	176,649	937,901	$6,674,017	$31,370,215
Reinvestment of distributions	331,577	585,134	12,095,928	20,456,663
Shares redeemed	(894,362)	(1,392,010)	(33,827,212)	(47,245,269)
Net increase (decrease)	(386,136)	131,025	$(15,057,267)	$4,581,609
Service Class 2
Shares sold	2,959,622	14,375,353	$107,877,037	$470,985,989
Reinvestment of distributions	2,203,919	3,759,252	77,599,986	126,967,218
Shares redeemed	(9,428,237)	(20,971,087)	(344,212,196)	(678,544,006)
Net increase (decrease)	(4,264,696)	(2,836,482)	$(158,735,173)	$(80,590,799)
Investor Class
Shares sold	318,567	592,143	$12,177,608	$20,182,823
Reinvestment of distributions	324,611	585,562	11,906,724	20,578,233
Shares redeemed	(758,757)	(2,684,106)	(28,760,253)	(91,952,375)
Net increase (decrease)	(115,579)	(1,506,401)	$(4,675,921)	$(51,191,319)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Mid Cap Portfolio	13%	1	13%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Mid Cap Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Mid Cap Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.723369.125
VIPMID-SANN-0824
Fidelity® Variable Insurance Products:

VIP Balanced Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Balanced Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 63.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,200,000	22,932,000
Cellnex Telecom SA (a)	41,035	1,334,642
Liberty Global Ltd. Class C	80,363	1,434,480
		25,701,122
Entertainment - 1.1%
Capcom Co. Ltd.	61,600	1,165,280
Lionsgate Studios Corp. (b)	57,108	460,290
Live Nation Entertainment, Inc. (c)	14,300	1,340,482
Netflix, Inc. (c)	34,558	23,322,503
Roblox Corp. (c)	59,000	2,195,390
Roku, Inc. Class A (c)	19,700	1,180,621
Sea Ltd. ADR Class A (c)	153,400	10,955,828
Spotify Technology SA (c)	10,700	3,357,553
Take-Two Interactive Software, Inc. (c)	11,918	1,853,130
The Walt Disney Co.	229,632	22,800,161
TKO Group Holdings, Inc.	58,594	6,327,566
Ubisoft Entertainment SA (c)	117,500	2,572,101
		77,530,905
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A	840,260	153,053,359
Class C	137,940	25,300,955
Bumble, Inc. (c)	99,600	1,046,796
Epic Games, Inc. (b)(c)(d)	1,812	1,087,200
Match Group, Inc. (c)	32,500	987,350
Meta Platforms, Inc. Class A	288,442	145,438,225
Pinterest, Inc. Class A (c)	68,500	3,018,795
Snap, Inc. Class A (c)	459,149	7,626,465
		337,559,145
Media - 0.2%
Altice U.S.A., Inc. Class A (c)	1,017,309	2,075,310
Charter Communications, Inc. Class A (c)	13,000	3,886,480
Comcast Corp. Class A	141,609	5,545,408
Ibotta, Inc.	2,000	150,320
Liberty Broadband Corp. Class A (c)	111,100	6,066,060
Paramount Global Class B	22,400	232,736
		17,956,314
TOTAL COMMUNICATION SERVICES		458,747,486
CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.1%
Adient PLC (c)	106,800	2,639,028
Aptiv PLC (c)	54,000	3,802,680
		6,441,708
Automobiles - 0.6%
Tesla, Inc. (c)	217,700	43,078,476
Broadline Retail - 3.1%
Amazon.com, Inc. (c)	1,160,900	224,343,925
Etsy, Inc. (c)	39,700	2,341,506
		226,685,431
Distributors - 0.1%
LKQ Corp.	99,600	4,142,364
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (c)	40,900	6,201,667
Booking Holdings, Inc.	4,400	17,430,600
Caesars Entertainment, Inc. (c)	82,200	3,266,628
Churchill Downs, Inc.	58,400	8,152,640
Domino's Pizza, Inc.	10,700	5,524,731
Flutter Entertainment PLC (c)	18,900	3,455,904
Marriott International, Inc. Class A	54,500	13,176,465
McDonald's Corp.	15,900	4,051,956
Red Rock Resorts, Inc.	51,600	2,834,388
Restaurant Brands International, Inc.	128,200	9,033,646
Starbucks Corp.	78,900	6,142,365
Yum! Brands, Inc.	102,100	13,524,166
		92,795,156
Household Durables - 0.0%
D.R. Horton, Inc.	5,200	732,836
Leisure Products - 0.0%
Brunswick Corp.	23,600	1,717,372
Specialty Retail - 1.1%
Cazoo Group Ltd. (b)(c)	28	1
Cazoo Group Ltd.:
warrants (c)	30	0
warrants (c)	33	0
warrants (c)	37	0
Foot Locker, Inc.	37,300	929,516
Lowe's Companies, Inc.	161,100	35,516,106
The Home Depot, Inc.	41,708	14,357,562
TJX Companies, Inc.	255,980	28,183,398
Valvoline, Inc. (c)	84,300	3,641,760
		82,628,343
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	151,130	11,390,668
PVH Corp.	57,900	6,129,873
Tapestry, Inc.	166,300	7,115,977
		24,636,518
TOTAL CONSUMER DISCRETIONARY		482,858,204
CONSUMER STAPLES - 3.7%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	50,000	2,159,500
Constellation Brands, Inc. Class A (sub. vtg.)	46,900	12,066,432
Diageo PLC	37,622	1,181,105
Keurig Dr. Pepper, Inc.	480,417	16,045,928
Monster Beverage Corp. (c)	242,952	12,135,452
PepsiCo, Inc.	84,500	13,936,585
The Coca-Cola Co.	605,100	38,514,615
		96,039,617
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	59,100	3,316,477
Costco Wholesale Corp.	39,940	33,948,601
Dollar Tree, Inc. (c)	16,000	1,708,320
Target Corp.	89,000	13,175,560
U.S. Foods Holding Corp. (c)	72,800	3,856,944
Walmart, Inc.	424,300	28,729,353
		84,735,255
Food Products - 0.3%
Lamb Weston Holdings, Inc.	42,400	3,564,992
McCormick & Co., Inc. (non-vtg.)	52,800	3,745,632
Mondelez International, Inc.	110,500	7,231,120
The J.M. Smucker Co.	53,800	5,866,352
		20,408,096
Household Products - 0.6%
Procter & Gamble Co.	289,400	47,727,848
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	42,900	4,564,560
Kenvue, Inc.	587,600	10,682,568
		15,247,128
Tobacco - 0.1%
Philip Morris International, Inc.	83,700	8,481,321
TOTAL CONSUMER STAPLES		272,639,265
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (c)	143,400	3,286,728
Weatherford International PLC (c)	48,300	5,914,335
		9,201,063
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	2,166,247	3,863,633
Athabasca Oil Corp. (c)	1,391,000	5,266,898
Exxon Mobil Corp.	698,300	80,388,296
Galp Energia SGPS SA	348,400	7,358,516
Hess Corp.	46,300	6,830,176
Imperial Oil Ltd.	193,800	13,214,184
Kosmos Energy Ltd. (c)	380,900	2,110,186
MEG Energy Corp. (c)	553,200	11,835,945
Phillips 66 Co.	69,526	9,814,985
Shell PLC ADR	180,000	12,992,400
Sunoco Logistics Partners, LP	15,400	870,716
Valero Energy Corp.	84,200	13,199,192
		167,745,127
TOTAL ENERGY		176,946,190
FINANCIALS - 8.0%
Banks - 2.8%
AIB Group PLC	730,160	3,859,779
Bank of America Corp.	871,694	34,667,270
Citigroup, Inc.	271,780	17,247,159
Citizens Financial Group, Inc.	160,100	5,768,403
Eurobank Ergasias Services and Holdings SA	2,588,974	5,603,549
HDFC Bank Ltd.	110,155	2,225,214
JPMorgan Chase & Co.	356,823	72,171,020
KeyCorp	503,010	7,147,772
M&T Bank Corp.	58,975	8,926,456
Pathward Financial, Inc.	57,343	3,243,894
Piraeus Financial Holdings SA (c)	723,482	2,632,785
PNC Financial Services Group, Inc.	78,914	12,269,549
Starling Bank Ltd. Series D (b)(c)(d)	756,521	2,935,897
UMB Financial Corp.	41,022	3,422,055
Wells Fargo & Co.	483,923	28,740,187
		210,860,989
Capital Markets - 1.8%
Bank of New York Mellon Corp.	139,354	8,345,911
BlackRock, Inc.	3,785	2,980,006
Cboe Global Markets, Inc.	50,726	8,626,464
Charles Schwab Corp.	89,400	6,587,886
Intercontinental Exchange, Inc.	118,700	16,248,843
London Stock Exchange Group PLC	39,339	4,664,755
LPL Financial	26,510	7,404,243
MarketAxess Holdings, Inc.	49,981	10,022,690
Moody's Corp.	21,493	9,047,048
Morgan Stanley	244,749	23,787,155
Northern Trust Corp.	85,700	7,197,086
State Street Corp.	116,900	8,650,600
StepStone Group, Inc. Class A	99,551	4,568,395
Tradeweb Markets, Inc. Class A	40,322	4,274,132
UBS Group AG	180,197	5,323,019
Virtu Financial, Inc. Class A	132,079	2,965,174
		130,693,407
Consumer Finance - 0.2%
Discover Financial Services	77,052	10,079,172
OneMain Holdings, Inc.	65,945	3,197,673
		13,276,845
Financial Services - 1.9%
Apollo Global Management, Inc.	131,892	15,572,488
AvidXchange Holdings, Inc. (c)	34,900	420,894
Berkshire Hathaway, Inc. Class A (c)	13	7,959,133
Block, Inc. Class A (c)	315,454	20,343,628
Corpay, Inc. (c)	41,737	11,119,154
Fiserv, Inc. (c)	92,948	13,852,970
Global Payments, Inc.	62,722	6,065,217
Jumo World Holding Ltd. (b)(d)	176,324	327,963
Jumo World Ltd. (c)(d)	176	0
PayPal Holdings, Inc. (c)	62,700	3,638,481
UWM Holdings Corp. Class A (e)	498,658	3,455,700
Visa, Inc. Class A	217,187	57,005,072
Voya Financial, Inc.	43,792	3,115,801
		142,876,501
Insurance - 1.3%
Arthur J. Gallagher & Co.	49,485	12,831,955
Chubb Ltd.	77,452	19,756,456
Direct Line Insurance Group PLC	1,392,641	3,534,958
Everest Re Group Ltd.	13,760	5,242,835
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,647	8,699,430
Hartford Financial Services Group, Inc.	119,157	11,980,045
Marsh & McLennan Companies, Inc.	74,394	15,676,304
Progressive Corp.	43,543	9,044,317
Prudential PLC	138,928	1,259,663
Unum Group	130,925	6,691,577
		94,717,540
TOTAL FINANCIALS		592,425,282
HEALTH CARE - 7.6%
Biotechnology - 0.9%
Argenx SE ADR (c)	17,200	7,396,688
Exact Sciences Corp. (c)	38,500	1,626,625
Gilead Sciences, Inc.	204,404	14,024,158
Moderna, Inc. (c)	111,800	13,276,250
Regeneron Pharmaceuticals, Inc. (c)	28,564	30,021,621
Vertex Pharmaceuticals, Inc. (c)	5,268	2,469,217
		68,814,559
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	120,100	12,479,591
Boston Scientific Corp. (c)	783,568	60,342,572
Insulet Corp. (c)	14,100	2,845,380
Intuitive Surgical, Inc. (c)	64,594	28,734,641
Penumbra, Inc. (c)	11,017	1,982,729
Stryker Corp.	110,200	37,495,550
		143,880,463
Health Care Providers & Services - 1.5%
Cencora, Inc.	79,789	17,976,462
Elevance Health, Inc.	48,000	26,009,280
Surgery Partners, Inc. (c)	261,670	6,225,129
Tenet Healthcare Corp. (c)	78,200	10,402,946
UnitedHealth Group, Inc.	92,109	46,907,429
		107,521,246
Life Sciences Tools & Services - 0.3%
Danaher Corp.	80,600	20,137,910
Thermo Fisher Scientific, Inc.	10,131	5,602,443
		25,740,353
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	266,047	20,749,006
Eli Lilly & Co.	102,033	92,378,638
Indivior PLC (c)	381,021	5,972,443
Merck & Co., Inc.	420,442	52,050,720
Royalty Pharma PLC	366,267	9,658,461
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	285,200	4,634,500
UCB SA	163,835	24,336,176
		209,779,944
TOTAL HEALTH CARE		555,736,565
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.5%
General Electric Co.	206,989	32,905,041
Howmet Aerospace, Inc.	156,000	12,110,280
Lockheed Martin Corp.	45,670	21,332,457
Northrop Grumman Corp.	16,370	7,136,502
RTX Corp.	55,377	5,559,297
Space Exploration Technologies Corp. (b)(c)(d)	17,000	1,904,000
The Boeing Co. (c)	98,617	17,949,280
TransDigm Group, Inc.	10,700	13,670,427
		112,567,284
Air Freight & Logistics - 0.1%
FedEx Corp.	27,300	8,185,632
Building Products - 0.5%
Trane Technologies PLC	115,394	37,956,548
Construction & Engineering - 0.1%
Quanta Services, Inc.	33,500	8,512,015
Electrical Equipment - 0.7%
AMETEK, Inc.	150,553	25,098,691
Eaton Corp. PLC	64,600	20,255,330
GE Vernova LLC	51,797	8,883,703
		54,237,724
Ground Transportation - 0.7%
CSX Corp.	385,362	12,890,359
Old Dominion Freight Lines, Inc.	85,800	15,152,280
Uber Technologies, Inc. (c)	150,347	10,927,220
Union Pacific Corp.	58,900	13,326,714
		52,296,573
Machinery - 1.6%
Caterpillar, Inc.	55,225	18,395,448
Deere & Co.	14,700	5,492,361
Dover Corp.	116,700	21,058,515
Fortive Corp.	197,240	14,615,484
Ingersoll Rand, Inc.	259,100	23,536,644
Parker Hannifin Corp.	60,401	30,551,430
		113,649,882
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	71,600	3,396,704
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	530,119	4,908,902
TOTAL INDUSTRIALS		395,711,264
INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	963,000	6,339,229
IT Services - 0.4%
Capgemini SA	41,000	8,144,139
EPAM Systems, Inc. (c)	27,300	5,135,403
MongoDB, Inc. Class A (c)	35,000	8,748,600
Snowflake, Inc. (c)	33,000	4,457,970
Twilio, Inc. Class A (c)	87,800	4,987,918
		31,474,030
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (c)	98,700	16,010,127
Alchip Technologies Ltd.	40,000	3,020,702
ASML Holding NV (Netherlands)	23,000	23,440,826
Astera Labs, Inc.	8,300	502,233
Astera Labs, Inc. (k)	77,929	4,715,484
Lattice Semiconductor Corp. (c)	84,800	4,917,552
Marvell Technology, Inc.	188,572	13,181,183
Micron Technology, Inc.	323,600	42,563,108
NVIDIA Corp.	2,870,500	354,621,570
NXP Semiconductors NV	65,412	17,601,715
ON Semiconductor Corp. (c)	240,400	16,479,420
Renesas Electronics Corp.	428,400	8,124,455
SolarEdge Technologies, Inc. (c)	124,400	3,142,344
Taiwan Semiconductor Manufacturing Co. Ltd.	1,649,000	48,754,511
		557,075,230
Software - 8.2%
Adobe, Inc. (c)	85,800	47,665,332
Autodesk, Inc. (c)	63,500	15,713,075
CCC Intelligent Solutions Holdings, Inc. (b)(c)	36,613	406,770
Elastic NV (c)	58,800	6,697,908
Five9, Inc. (c)	146,800	6,473,880
HubSpot, Inc. (c)	22,400	13,211,296
Intuit, Inc.	43,600	28,654,356
Microsoft Corp.	927,900	414,724,905
Salesforce, Inc.	144,700	37,202,370
Stripe, Inc. Class B (b)(c)(d)	19,953	518,778
Synopsys, Inc. (c)	32,300	19,220,438
Tenable Holdings, Inc. (c)	94,100	4,100,878
Workday, Inc. Class A (c)	38,800	8,674,128
		603,264,114
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,068,864	225,124,136
Wiwynn Corp.	66,000	5,369,898
		230,494,034
TOTAL INFORMATION TECHNOLOGY		1,428,646,637
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	24,903	6,426,219
Axalta Coating Systems Ltd. (c)	136,300	4,657,371
Balchem Corp.	2,009	309,286
Cabot Corp.	24,500	2,251,305
Corteva, Inc.	93,700	5,054,178
Dow, Inc.	155,100	8,228,055
Ecolab, Inc.	47,600	11,328,800
Element Solutions, Inc.	122,500	3,322,200
Linde PLC	55,770	24,472,434
The Chemours Co. LLC	123,400	2,785,138
Tronox Holdings PLC	157,200	2,466,468
Westlake Corp.	9,800	1,419,236
		72,720,690
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,684	4,704,991
Containers & Packaging - 0.0%
Aptargroup, Inc.	21,300	2,999,253
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	188,200	2,472,098
Franco-Nevada Corp.	20,100	2,383,115
Freeport-McMoRan, Inc.	177,251	8,614,399
Ivanhoe Mines Ltd. (c)	167,800	2,164,884
Nucor Corp.	32,300	5,105,984
		20,740,480
TOTAL MATERIALS		101,165,414
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	2,400	280,728
American Tower Corp.	57,900	11,254,602
COPT Defense Properties (SBI)	8,600	215,258
Crown Castle, Inc.	57,400	5,607,980
CubeSmart	77,900	3,518,743
Digital Realty Trust, Inc.	31,400	4,774,370
Equinix, Inc.	12,000	9,079,200
Equity Lifestyle Properties, Inc.	30,900	2,012,517
Essex Property Trust, Inc.	12,200	3,320,840
Extra Space Storage, Inc.	1,511	234,825
Invitation Homes, Inc.	198,600	7,127,754
Mid-America Apartment Communities, Inc.	24,100	3,436,901
Omega Healthcare Investors, Inc.	41,600	1,424,800
Prologis, Inc.	98,700	11,084,997
Public Storage Operating Co.	21,600	6,213,240
Simon Property Group, Inc.	49,300	7,483,740
SITE Centers Corp.	128,725	1,866,513
Sun Communities, Inc.	11,800	1,420,012
Terreno Realty Corp.	44,400	2,627,592
Ventas, Inc.	71,500	3,665,090
Welltower, Inc.	70,500	7,349,625
		93,999,327
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (c)	41,800	3,724,798
Digitalbridge Group, Inc.	59,300	812,410
		4,537,208
TOTAL REAL ESTATE		98,536,535
UTILITIES - 1.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	27,300	2,395,302
Constellation Energy Corp.	46,178	9,248,068
Edison International	114,600	8,229,426
Entergy Corp.	52,800	5,649,600
Eversource Energy	94,728	5,372,025
FirstEnergy Corp.	132,600	5,074,602
NextEra Energy, Inc.	259,904	18,403,802
NRG Energy, Inc.	42,037	3,273,001
PG&E Corp.	598,019	10,441,412
PPL Corp.	134,800	3,727,220
Southern Co.	60,746	4,712,067
		76,526,525
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	223,100	3,919,867
Vistra Corp.	57,100	4,909,458
		8,829,325
Multi-Utilities - 0.3%
NiSource, Inc.	153,100	4,410,811
Public Service Enterprise Group, Inc.	50,589	3,728,409
Sempra	151,096	11,492,362
		19,631,582
TOTAL UTILITIES		104,987,432
TOTAL COMMON STOCKS (Cost $2,527,967,029)		4,668,400,274

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	21,701	5,246,000

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd.:
Series E(b)(c)(d)	68,071	2,109,520
Series F(b)(c)(d)	36,875	1,142,756
		3,252,276
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(c)(d)	17,763	487,594
Series B2(b)(c)(d)	8,188	242,774
		730,368
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(c)(d)	7,264	800,565

TOTAL INDUSTRIALS		1,530,933

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(c)(d)	60,816	783,918

IT Services - 0.0%
Gupshup, Inc. (b)(c)(d)	59,838	487,081

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(c)(d)	65,770	365,024

Software - 0.1%
Algolia, Inc. Series D (b)(c)(d)	28,064	468,108
Bolt Technology OU Series E (b)(c)(d)	6,283	823,064
Databricks, Inc.:
Series G(b)(c)(d)	4,461	327,884
Series H(b)(c)(d)	18,642	1,370,187
Skyryse, Inc. Series B (b)(c)(d)	50,000	1,038,000
Stripe, Inc. Series H (b)(c)(d)	19,876	516,776
		4,544,019
TOTAL INFORMATION TECHNOLOGY		6,180,042

TOTAL CONVERTIBLE PREFERRED STOCKS		16,209,251
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(d)	87,327	650,586

TOTAL PREFERRED STOCKS (Cost $17,842,863)		16,859,837

Nonconvertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(d) (Cost $1,261,473)	1,261,473	1,261,473

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.32% 8/1/24 to 8/22/24 (g) (Cost $2,216,283)	2,230,000	2,216,313

Fixed-Income Funds - 35.4%
	Shares	Value ($)
VIP Investment Grade Central Fund (h) (Cost $2,914,008,031)	28,451,104	2,604,414,046

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (i)	65,919,561	65,932,745
Fidelity Securities Lending Cash Central Fund 5.38% (i)(j)	2,946,005	2,946,300
TOTAL MONEY MARKET FUNDS (Cost $68,878,537)		68,879,045

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,532,174,216)	7,362,030,988
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,451,147)
NET ASSETS - 100.0%	7,359,579,841

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Sep 2024	22,362,075	71,317	71,317

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,642 or 0.0% of net assets.

(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,111,623 or 0.3% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $972,601.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $4,715,484 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967

ABL Space Systems Series B2	10/22/21	556,752

Algolia, Inc. Series D	7/23/21	820,733

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,261,473

Astranis Space Technologies Corp. Series C	3/19/21	1,333,143

Beta Technologies, Inc. Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,302

ByteDance Ltd. Series E1	11/18/20	2,377,869

Cazoo Group Ltd.	3/28/21	455,871

CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130

Circle Internet Financial Ltd. Series E	5/11/21	1,104,800

Circle Internet Financial Ltd. Series F	5/09/22	1,553,913

Databricks, Inc. Series G	2/01/21	263,746

Databricks, Inc. Series H	8/31/21	1,369,891

Epic Games, Inc.	3/29/21	1,603,620

Gupshup, Inc.	6/08/21	1,368,208

Jumo World Holding Ltd.	9/06/23	176,324

Lionsgate Studios Corp.	12/22/23	549,950

Skyryse, Inc. Series B	10/21/21	1,233,999

Space Exploration Technologies Corp.	2/16/21	713,983

Starling Bank Ltd. Series D	6/18/21	1,352,573

Stripe, Inc. Class B	5/18/21	800,682

Stripe, Inc. Series H	3/15/21 - 5/25/23	797,525

Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	90,021,927	442,756,108	466,846,316	1,863,526	1,027	(1)	65,932,745	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	11,121,334	42,960,251	51,135,285	7,274	-	-	2,946,300	0.0%
Fidelity VIP Investment Grade Central Fund	2,515,286,664	161,598,589	14,221,669	53,403,669	(4,029,208)	(54,220,330)	2,604,414,046	87.5%
Total	2,616,429,925	647,314,948	532,203,270	55,274,469	(4,028,181)	(54,220,331)	2,673,293,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	463,993,486	455,160,364	2,499,922	6,333,200
Consumer Discretionary	482,858,204	482,858,204	-	-
Consumer Staples	272,639,265	271,458,160	1,181,105	-
Energy	176,946,190	169,587,674	7,358,516	-
Financials	595,677,558	578,379,005	10,782,417	6,516,136
Health Care	555,736,565	555,736,565	-	-
Industrials	397,892,783	393,807,264	-	4,085,519
Information Technology	1,434,826,679	1,339,663,928	88,463,931	6,698,820
Materials	101,165,414	101,165,414	-	-
Real Estate	98,536,535	98,536,535	-	-
Utilities	104,987,432	104,987,432	-	-

Corporate Bonds	1,261,473	-	-	1,261,473

U.S. Government and Government Agency Obligations	2,216,313	-	2,216,313	-

Fixed-Income Funds	2,604,414,046	2,604,414,046	-	-

Money Market Funds	68,879,045	68,879,045	-	-
Total Investments in Securities:	7,362,030,988	7,224,633,636	112,502,204	24,895,148
Derivative Instruments: Assets
Futures Contracts	71,317	71,317	-	-
Total Assets	71,317	71,317	-	-
Total Derivative Instruments:	71,317	71,317	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	71,317	0
Total Equity Risk	71,317	0
Total Value of Derivatives	71,317	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,916,837) - See accompanying schedule:
Unaffiliated issuers (cost $2,549,287,648)	$4,688,737,897
Fidelity Central Funds (cost $2,982,886,568)	2,673,293,091

Total Investment in Securities (cost $5,532,174,216)		$7,362,030,988
Foreign currency held at value (cost $275)		275
Receivable for investments sold		3,861,811
Receivable for fund shares sold		1,327,691
Dividends receivable		2,845,428
Interest receivable		39,016
Distributions receivable from Fidelity Central Funds		349,943
Other receivables		12,581
Total assets		7,370,467,733
Liabilities
Payable to custodian bank	$117,443
Payable for investments purchased	1,603,479
Payable for fund shares redeemed	2,496,032
Accrued management fee	2,838,300
Distribution and service plan fees payable	583,292
Payable for daily variation margin on futures contracts	99,225
Other payables and accrued expenses	203,821
Collateral on securities loaned	2,946,300
Total liabilities		10,887,892
Net Assets		$7,359,579,841
Net Assets consist of:
Paid in capital		$5,315,969,714
Total accumulated earnings (loss)		2,043,610,127
Net Assets		$7,359,579,841

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($315,372,451 ÷ 13,266,950 shares)		$23.77
Service Class :
Net Asset Value, offering price and redemption price per share ($38,765,036 ÷ 1,647,845 shares)		$23.52
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,795,208,185 ÷ 122,072,318 shares)		$22.90
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,210,234,169 ÷ 179,276,414 shares)		$23.48
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$26,116,397
Interest		96,382
Income from Fidelity Central Funds (including $7,274 from security lending)		55,274,469
Total income		81,487,248
Expenses
Management fee	$15,394,692
Transfer agent fees	1,230,879
Distribution and service plan fees	3,367,181
Accounting fees	238,877
Custodian fees and expenses	57,019
Independent trustees' fees and expenses	15,051
Audit	50,209
Legal	11,677
Interest	9,829
Miscellaneous	63,155
Total expenses before reductions	20,438,569
Expense reductions	(306,847)
Total expenses after reductions		20,131,722
Net Investment income (loss)		61,355,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $75,363)	163,758,270
Fidelity Central Funds	(4,028,181)
Foreign currency transactions	(3,368)
Futures contracts	6,302,845
Total net realized gain (loss)		166,029,566
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $29,436)	504,564,352
Fidelity Central Funds	(54,220,331)
Unfunded commitments	35,407
Assets and liabilities in foreign currencies	(53,119)
Futures contracts	(1,496,493)
Total change in net unrealized appreciation (depreciation)		448,829,816
Net gain (loss)		614,859,382
Net increase (decrease) in net assets resulting from operations		$676,214,908
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,355,526	$107,182,484
Net realized gain (loss)	166,029,566	203,850,891
Change in net unrealized appreciation (depreciation)	448,829,816	911,522,053
Net increase (decrease) in net assets resulting from operations	676,214,908	1,222,555,428
Distributions to shareholders	(232,218,458)	(332,107,349)

Share transactions - net increase (decrease)	79,655,558	103,039,845
Total increase (decrease) in net assets	523,652,008	993,487,924

Net Assets
Beginning of period	6,835,927,833	5,842,439,909
End of period	$7,359,579,841	$6,835,927,833

Financial Highlights
VIP Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.32	$19.38	$25.29	$23.29	$19.55	$16.78
Income from Investment Operations
Net investment income (loss) A,B	.21	.38	.28	.25	.29	.33
Net realized and unrealized gain (loss)	1.99	3.67	(4.62)	3.79	4.02	3.62
Total from investment operations	2.20	4.05	(4.34)	4.04	4.31	3.95
Distributions from net investment income	(.08)	(.36)	(.27)	(.23)	(.30)	(.32)
Distributions from net realized gain	(.67)	(.75)	(1.30)	(1.81)	(.28)	(.86)
Total distributions	(.75)	(1.11)	(1.57)	(2.04)	(.57) C	(1.18)
Net asset value, end of period	$23.77	$22.32	$19.38	$25.29	$23.29	$19.55
Total Return D,E,F	10.08%	21.53%	(17.94)%	18.26%	22.39%	24.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.44% I	.46%	.47%	.46%	.48%	.49%
Expenses net of fee waivers, if any	.43 % I	.46%	.46%	.46%	.48%	.49%
Expenses net of all reductions	.43% I	.46%	.46%	.46%	.47%	.48%
Net investment income (loss)	1.87% I	1.83%	1.32%	1.01%	1.45%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$315,372	$301,809	$266,447	$332,976	$271,384	$240,746
Portfolio turnover rate J	25 % I	28%	37%	33%	62%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.10	$19.20	$25.07	$23.11	$19.40	$16.67
Income from Investment Operations
Net investment income (loss) A,B	.20	.35	.25	.22	.27	.31
Net realized and unrealized gain (loss)	1.97	3.64	(4.57)	3.76	4.00	3.58
Total from investment operations	2.17	3.99	(4.32)	3.98	4.27	3.89
Distributions from net investment income	(.08)	(.34)	(.25)	(.21)	(.28)	(.30)
Distributions from net realized gain	(.67)	(.75)	(1.30)	(1.81)	(.28)	(.86)
Total distributions	(.75)	(1.09)	(1.55)	(2.02)	(.56)	(1.16)
Net asset value, end of period	$23.52	$22.10	$19.20	$25.07	$23.11	$19.40
Total Return C,D,E	10.02%	21.40%	(18.02)%	18.13%	22.32%	24.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.56%	.57%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.53 % H	.56%	.56%	.56%	.58%	.59%
Expenses net of all reductions	.53% H	.56%	.56%	.56%	.57%	.58%
Net investment income (loss)	1.77% H	1.73%	1.22%	.91%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$38,765	$36,925	$35,778	$41,039	$30,072	$19,258
Portfolio turnover rate I	25 % H	28%	37%	33%	62%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.55	$18.74	$24.52	$22.64	$19.02	$16.37
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.22	.18	.24	.28
Net realized and unrealized gain (loss)	1.91	3.55	(4.48)	3.68	3.91	3.51
Total from investment operations	2.09	3.87	(4.26)	3.86	4.15	3.79
Distributions from net investment income	(.07)	(.31)	(.22)	(.18)	(.25)	(.28)
Distributions from net realized gain	(.67)	(.75)	(1.30)	(1.81)	(.28)	(.86)
Total distributions	(.74)	(1.06)	(1.52)	(1.98) C	(.53)	(1.14)
Net asset value, end of period	$22.90	$21.55	$18.74	$24.52	$22.64	$19.02
Total Return D,E,F	9.93%	21.29%	(18.19)%	17.99%	22.13%	24.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.71%	.72%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.68 % I	.71%	.71%	.71%	.73%	.74%
Expenses net of all reductions	.68% I	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.62% I	1.58%	1.07%	.76%	1.20%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,795,208	$2,564,995	$2,104,753	$2,562,199	$1,985,175	$1,492,773
Portfolio turnover rate J	25 % I	28%	37%	33%	62%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.06	$19.17	$25.04	$23.08	$19.37	$16.64
Income from Investment Operations
Net investment income (loss) A,B	.20	.36	.26	.22	.27	.31
Net realized and unrealized gain (loss)	1.97	3.63	(4.58)	3.76	4.00	3.59
Total from investment operations	2.17	3.99	(4.32)	3.98	4.27	3.90
Distributions from net investment income	(.08)	(.35)	(.25)	(.21)	(.28)	(.31)
Distributions from net realized gain	(.67)	(.75)	(1.30)	(1.81)	(.28)	(.86)
Total distributions	(.75)	(1.10)	(1.55)	(2.02)	(.56)	(1.17)
Net asset value, end of period	$23.48	$22.06	$19.17	$25.04	$23.08	$19.37
Total Return C,D,E	10.05%	21.42%	(18.03)%	18.17%	22.35%	24.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.54%	.54%	.54%	.56%	.57%
Expenses net of fee waivers, if any	.50 % H	.53%	.54%	.54%	.55%	.57%
Expenses net of all reductions	.50% H	.53%	.54%	.54%	.55%	.56%
Net investment income (loss)	1.79% H	1.75%	1.25%	.93%	1.37%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$4,210,234	$3,932,199	$3,435,461	$4,478,013	$3,696,708	$3,152,822
Portfolio turnover rate I	25 % H	28%	37%	33%	62%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,251,616,595
Gross unrealized depreciation	(428,690,196)
Net unrealized appreciation (depreciation)	$1,822,926,399
Tax cost	$5,539,175,906

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	890,509,465	948,413,428
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.43
Service Class	.43
Service Class 2.43
Investor Class	.50

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.42
Service Class	.42
Service Class 2.42
Investor Class	.50

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .37%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$18,546
Service Class 2	3,348,635
$3,367,181

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	32,151.0630
Service Class	3,761.0630
Service Class 2	273,430.0630
Investor Class	921,537.1390
	1,230,879

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Balanced Portfolio	.0207

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Balanced Portfolio	10,284

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Balanced Portfolio	Borrower	63,585,000	5.57%	9,829

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	53,069,997	68,139,328	7,144,800
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
VIP Balanced Portfolio	6,365
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Balanced Portfolio	762	70	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $514.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $306,333.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$10,138,586	$15,067,131
Service Class	1,188,027	1,840,121
Service Class 2	88,382,861	120,613,214
Investor Class	132,508,984	194,586,883
Total	$232,218,458	$332,107,349
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Balanced Portfolio
Initial Class
Shares sold	446,111	615,588	$10,161,671	$12,606,906
Reinvestment of distributions	453,425	740,475	10,138,586	15,067,131
Shares redeemed	(1,154,580)	(1,584,502)	(26,378,092)	(32,582,137)
Net increase (decrease)	(255,044)	(228,439)	$(6,077,835)	$(4,908,100)
Service Class
Shares sold	153,678	227,623	$3,452,393	$4,629,438
Reinvestment of distributions	53,684	91,432	1,188,027	1,840,120
Shares redeemed	(230,105)	(512,100)	(5,127,022)	(10,397,730)
Net increase (decrease)	(22,743)	(193,045)	$(486,602)	$(3,928,172)
Service Class 2
Shares sold	5,954,094	13,135,448	$131,294,515	$263,690,569
Reinvestment of distributions	4,099,391	6,143,788	88,382,861	120,613,214
Shares redeemed	(7,033,697)	(12,520,499)	(154,730,167)	(249,902,941)
Net increase (decrease)	3,019,788	6,758,737	$64,947,209	$134,400,842
Investor Class
Shares sold	1,114,390	2,578,679	$25,137,356	$53,024,655
Reinvestment of distributions	5,998,596	9,678,537	132,508,984	194,586,883
Shares redeemed	(6,049,339)	(13,270,045)	(136,373,554)	(270,136,263)
Net increase (decrease)	1,063,647	(1,012,829)	$21,272,786	$(22,524,725)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	59%	1	19%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Balanced Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Balanced Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 20232 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705697.126
VIPBAL-SANN-0824
Fidelity® Variable Insurance Products:

VIP Dynamic Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Dynamic Capital Appreciation Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Entertainment - 3.9%
Live Nation Entertainment, Inc. (a)	8,000	749,920
Netflix, Inc. (a)	6,900	4,656,672
Universal Music Group NV	131,098	3,899,937
Warner Music Group Corp. Class A	37,975	1,163,934
		10,470,463
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A	27,680	5,041,912
Class C	25,360	4,651,531
Epic Games, Inc. (a)(b)(c)	156	93,600
Meta Platforms, Inc. Class A	6,300	3,176,586
		12,963,629
TOTAL COMMUNICATION SERVICES		23,434,092
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.0%
Mobileye Global, Inc. Class A (a)(d)	4,700	132,000
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	30,000	890,965
Broadline Retail - 5.8%
Amazon.com, Inc. (a)	58,760	11,355,370
Dollarama, Inc.	11,500	1,050,009
MercadoLibre, Inc. (a)	1,460	2,399,364
PDD Holdings, Inc. ADR (a)	4,700	624,865
Savers Value Village, Inc. (d)	18,900	231,336
		15,660,944
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	1,500	313,005
Service Corp. International	9,300	661,509
		974,514
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	17,500	2,653,525
Domino's Pizza, Inc.	3,000	1,548,990
Kura Sushi U.S.A., Inc. Class A (a)(d)	3,500	220,815
Trip.com Group Ltd. ADR (a)	4,800	225,600
		4,648,930
Household Durables - 0.0%
TopBuild Corp. (a)	300	115,581
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,600	1,228,466
LVMH Moet Hennessy Louis Vuitton SE	700	538,159
		1,766,625
TOTAL CONSUMER DISCRETIONARY		24,189,559
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Monster Beverage Corp. (a)	37,048	1,850,548
Personal Care Products - 0.6%
Kenvue, Inc.	81,200	1,476,216
Puig Brands SA Class B	4,700	131,373
		1,607,589
TOTAL CONSUMER STAPLES		3,458,137
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. (a)	22,500	734,175
Canadian Natural Resources Ltd.	82,800	2,947,680
Cheniere Energy, Inc.	13,100	2,290,273
Marathon Petroleum Corp.	2,200	381,656
Range Resources Corp.	31,500	1,056,195
		7,409,979
FINANCIALS - 10.2%
Banks - 0.6%
JPMorgan Chase & Co.	7,700	1,557,402
Capital Markets - 1.9%
LPL Financial	2,000	558,600
Moody's Corp.	4,900	2,062,557
Morgan Stanley	24,810	2,411,284
MSCI, Inc.	200	96,350
		5,128,791
Consumer Finance - 0.6%
Capital One Financial Corp.	12,000	1,661,400
Financial Services - 5.0%
Corebridge Financial, Inc.	26,900	783,328
Fiserv, Inc. (a)	12,500	1,863,000
Global Payments, Inc.	12,900	1,247,430
MasterCard, Inc. Class A	14,000	6,176,240
One97 Communications Ltd. (a)	500	2,410
Rocket Companies, Inc. (a)(d)	49,300	675,410
Visa, Inc. Class A	10,400	2,729,688
		13,477,506
Insurance - 2.1%
Arthur J. Gallagher & Co.	10,157	2,633,812
Marsh & McLennan Companies, Inc.	10,300	2,170,416
The Baldwin Insurance Group, Inc. Class A, (a)	26,300	932,861
		5,737,089
TOTAL FINANCIALS		27,562,188
HEALTH CARE - 14.5%
Biotechnology - 5.3%
AbbVie, Inc.	23,800	4,082,176
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	47,000	7,990
rights (a)(c)	47,000	3,290
Alnylam Pharmaceuticals, Inc. (a)	10,279	2,497,797
Arcellx, Inc. (a)	2,300	126,937
Arrowhead Pharmaceuticals, Inc. (a)	6,316	164,153
Beam Therapeutics, Inc. (a)(d)	2,900	67,947
BioNTech SE ADR (a)	4,200	337,512
Blueprint Medicines Corp. (a)	1,200	129,336
Cytokinetics, Inc. (a)	4,600	249,228
Exact Sciences Corp. (a)	34,900	1,474,525
Galapagos NV sponsored ADR (a)	13,500	334,530
Gamida Cell Ltd. (c)	75,514	1
Gamida Cell Ltd. warrants 4/21/28 (a)(c)	11,600	0
Hookipa Pharma, Inc. (a)	32,100	18,997
Immunocore Holdings PLC ADR (a)	5,700	193,173
Insmed, Inc. (a)	14,300	958,100
Krystal Biotech, Inc. (a)	800	146,912
Legend Biotech Corp. ADR (a)	6,500	287,885
Moderna, Inc. (a)	2,700	320,625
Regeneron Pharmaceuticals, Inc. (a)	2,279	2,395,297
Repligen Corp. (a)	1,100	138,666
Sarepta Therapeutics, Inc. (a)	1,600	252,800
Seres Therapeutics, Inc. (a)	10,900	7,889
Synlogic, Inc. (a)	2,199	3,299
Vor Biopharma, Inc. (a)(d)	19,984	19,984
XOMA Corp. (a)(d)	12,400	293,756
		14,512,805
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	5,300	1,279,579
Baxter International, Inc.	34,600	1,157,370
Boston Scientific Corp. (a)	99,100	7,631,691
Hologic, Inc. (a)	10,200	757,350
Lantheus Holdings, Inc. (a)	1,500	120,435
Penumbra, Inc. (a)	3,300	593,901
		11,540,326
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	28,500	2,456,700
Life Sciences Tools & Services - 3.1%
Bio-Techne Corp.	8,600	616,190
Bruker Corp.	25,600	1,633,536
Chemometec A/S	3,200	139,968
Codexis, Inc. (a)	35,200	109,120
Danaher Corp.	9,200	2,298,620
Sartorius Stedim Biotech	1,838	301,757
Thermo Fisher Scientific, Inc.	5,800	3,207,400
		8,306,591
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	7,300	8,030
Chugai Pharmaceutical Co. Ltd.	15,900	566,173
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	97,200	1,579,500
UCB SA	2,246	333,623
		2,487,326
TOTAL HEALTH CARE		39,303,748
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.3%
General Electric Co.	22,100	3,513,237
Loar Holdings, Inc. (d)	300	16,023
		3,529,260
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	800	134,824
Commercial Services & Supplies - 0.6%
Montrose Environmental Group, Inc. (a)	2,200	98,032
Republic Services, Inc.	8,400	1,632,456
		1,730,488
Electrical Equipment - 2.3%
Eaton Corp. PLC	8,300	2,602,465
GE Vernova LLC	16,675	2,859,929
HD Hyundai Electric Co. Ltd.	2,880	646,940
		6,109,334
Ground Transportation - 3.0%
Uber Technologies, Inc. (a)	111,600	8,111,088
Machinery - 2.6%
Chart Industries, Inc. (a)	2,000	288,680
Ingersoll Rand, Inc.	52,322	4,752,930
Westinghouse Air Brake Tech Co.	12,700	2,007,235
		7,048,845
Professional Services - 3.2%
Equifax, Inc.	13,200	3,200,472
KBR, Inc.	51,985	3,334,318
RELX PLC sponsored ADR	25,900	1,188,292
UL Solutions, Inc. Class A (d)	24,600	1,037,874
		8,760,956
Trading Companies & Distributors - 0.9%
Ferguson PLC	12,077	2,325,857
TOTAL INDUSTRIALS		37,750,652
INFORMATION TECHNOLOGY - 37.2%
Electronic Equipment, Instruments & Components - 1.6%
Coherent Corp. (a)	4,000	289,840
Fabrinet (a)	1,100	269,269
Flex Ltd. (a)	78,100	2,303,169
Jabil, Inc.	13,100	1,425,149
		4,287,427
IT Services - 1.1%
Gartner, Inc. (a)	2,500	1,122,650
MongoDB, Inc. Class A (a)	7,600	1,899,696
		3,022,346
Semiconductors & Semiconductor Equipment - 13.1%
Allegro MicroSystems LLC (a)	37,209	1,050,782
Analog Devices, Inc.	7,900	1,803,254
ASML Holding NV (depository receipt)	3,205	3,277,850
Astera Labs, Inc.	500	30,255
BE Semiconductor Industries NV	13,500	2,257,589
Marvell Technology, Inc.	8,900	622,110
Micron Technology, Inc.	18,000	2,367,540
NVIDIA Corp.	126,170	15,587,042
NXP Semiconductors NV	7,300	1,964,357
SiTime Corp. (a)(d)	12,800	1,592,064
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,900	3,285,009
Universal Display Corp.	7,939	1,669,175
		35,507,027
Software - 12.5%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	61,925	87,934
Autodesk, Inc. (a)	1,200	296,940
DocuSign, Inc. (a)	12,500	668,750
HubSpot, Inc. (a)	2,100	1,238,559
Intuit, Inc.	3,000	1,971,630
Manhattan Associates, Inc. (a)	6,700	1,652,756
Microsoft Corp.	59,642	26,656,990
NICE Ltd. sponsored ADR (a)	5,800	997,426
Volue A/S (a)	48,500	136,047
		33,707,032
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	114,860	24,191,813
TOTAL INFORMATION TECHNOLOGY		100,715,645
MATERIALS - 1.5%
Chemicals - 1.3%
Aspen Aerogels, Inc. (a)	19,700	469,845
Linde PLC	5,300	2,325,693
Sherwin-Williams Co.	2,200	656,546
		3,452,084
Construction Materials - 0.1%
Eagle Materials, Inc.	1,100	239,206
Containers & Packaging - 0.1%
International Paper Co.	5,800	250,270
TOTAL MATERIALS		3,941,560
TOTAL COMMON STOCKS (Cost $173,807,865)		267,765,560

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	85	90,666
Series A2 (b)(c)	15	16,000
		106,666
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	1,600	21,024
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	5,300	16,218
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	17,672	36,228
Series D (b)(c)	107,931	192,117
		228,345
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	3,438	55,214
Series C3 (a)(b)(c)	4,298	69,026
Series C4 (a)(b)(c)	1,252	20,107
Series C5 (a)(b)(c)	2,617	42,029
		186,376
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,055,693)		558,629

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $49,600)	49,600	49,223

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 15% 6/14/28 (b)(c) (Cost $66,000)	66,000	69,622

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (g)	2,147,147	2,147,576
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	3,569,306	3,569,662
TOTAL MONEY MARKET FUNDS (Cost $5,717,238)		5,717,238

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $180,696,396)	274,160,272
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(3,746,277)
NET ASSETS - 100.0%	270,413,995

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $859,008 or 0.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	20,417

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	116,584

ASAPP, Inc. Series D	8/29/23	416,776

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games, Inc.	3/29/21	138,060

Illuminated Holdings, Inc. Series C2	7/07/20	85,950

Illuminated Holdings, Inc. Series C3	7/07/20	128,940

Illuminated Holdings, Inc. Series C4	1/08/21	45,072

Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Illuminated Holdings, Inc. 15%	6/14/23	49,600

Illuminated Holdings, Inc. 15% 6/14/28	9/27/23	66,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,970,448	24,392,825	25,215,696	71,905	(1)	-	2,147,576	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	2,033,087	13,853,247	12,316,672	2,359	-	-	3,569,662	0.0%
Total	5,003,535	38,246,072	37,532,368	74,264	(1)	-	5,717,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,434,092	19,440,555	3,899,937	93,600
Consumer Discretionary	24,296,225	22,070,128	2,119,431	106,666
Consumer Staples	3,458,137	3,458,137	-	-
Energy	7,409,979	7,409,979	-	-
Financials	27,583,212	27,562,188	-	21,024
Health Care	39,319,966	38,726,294	566,173	27,499
Industrials	37,750,652	37,750,652	-	-
Information Technology	100,943,990	100,627,711	-	316,279
Materials	4,127,936	3,941,560	-	186,376

Corporate Bonds	49,223	-	-	49,223

Preferred Securities	69,622	-	-	69,622

Money Market Funds	5,717,238	5,717,238	-	-
Total Investments in Securities:	274,160,272	266,704,442	6,585,541	870,289
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,457,621) - See accompanying schedule:
Unaffiliated issuers (cost $174,979,158)	$268,443,034
Fidelity Central Funds (cost $5,717,238)	5,717,238

Total Investment in Securities (cost $180,696,396)		$274,160,272
Foreign currency held at value (cost $3,549)		3,486
Receivable for investments sold		339,343
Receivable for fund shares sold		3,763
Dividends receivable		93,472
Interest receivable		3,203
Distributions receivable from Fidelity Central Funds		5,952
Other receivables		8,179
Total assets		274,617,670
Liabilities
Payable for investments purchased	$436,506
Payable for fund shares redeemed	12,550
Accrued management fee	144,176
Distribution and service plan fees payable	3,599
Other payables and accrued expenses	37,369
Collateral on securities loaned	3,569,475
Total liabilities		4,203,675
Net Assets		$270,413,995
Net Assets consist of:
Paid in capital		$158,878,914
Total accumulated earnings (loss)		111,535,081
Net Assets		$270,413,995

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($30,077,280 ÷ 1,576,495 shares)		$19.08
Service Class :
Net Asset Value, offering price and redemption price per share ($566,799 ÷ 30,283 shares)		$18.72
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($17,148,736 ÷ 945,959 shares)		$18.13
Investor Class :
Net Asset Value, offering price and redemption price per share ($222,621,180 ÷ 11,715,217 shares)		$19.00
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$882,331
Interest		2,972
Income from Fidelity Central Funds (including $2,359 from security lending)		74,264
Total income		959,567
Expenses
Management fee	$773,105
Transfer agent fees	50,156
Distribution and service plan fees	21,001
Accounting fees	14,125
Custodian fees and expenses	16,596
Independent trustees' fees and expenses	528
Audit	28,122
Legal	7,568
Miscellaneous	3,956
Total expenses before reductions	915,157
Expense reductions	(10,475)
Total expenses after reductions		904,682
Net Investment income (loss)		54,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,111,164
Fidelity Central Funds	(1)
Foreign currency transactions	376
Total net realized gain (loss)		18,111,539
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23,309,928
Assets and liabilities in foreign currencies	(432)
Total change in net unrealized appreciation (depreciation)		23,309,496
Net gain (loss)		41,421,035
Net increase (decrease) in net assets resulting from operations		$41,475,920
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,885	$484,565
Net realized gain (loss)	18,111,539	9,173,719
Change in net unrealized appreciation (depreciation)	23,309,496	41,599,680
Net increase (decrease) in net assets resulting from operations	41,475,920	51,257,964
Distributions to shareholders	(9,293,719)	(10,260,756)

Share transactions - net increase (decrease)	9,591,463	7,951,950
Total increase (decrease) in net assets	41,773,664	48,949,158

Net Assets
Beginning of period	228,640,331	179,691,173
End of period	$270,413,995	$228,640,331

Financial Highlights
VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.77	$13.72	$19.62	$17.36	$13.20	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.01	.05	.07	.09 C	.03	.07
Net realized and unrealized gain (loss)	2.97	3.79	(3.87)	3.96	4.35	3.21
Total from investment operations	2.98	3.84	(3.80)	4.05	4.38	3.28
Distributions from net investment income	(.02)	(.06)	(.05)	(.11) D	(.03)	(.08)
Distributions from net realized gain	(.66)	(.73)	(2.05)	(1.67) D	(.19)	(2.24)
Total distributions	(.67) E	(.79)	(2.10)	(1.79) E	(.22)	(2.32)
Net asset value, end of period	$19.08	$16.77	$13.72	$19.62	$17.36	$13.20
Total Return F,G,H	18.14%	29.07%	(20.87)%	24.63%	33.61%	30.08%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.64% K	.66%	.67%	.66%	.68%	.68%
Expenses net of fee waivers, if any	.63 % K	.65%	.66%	.66%	.68%	.68%
Expenses net of all reductions	.63% K	.65%	.66%	.66%	.68%	.68%
Net investment income (loss)	.12% K	.32%	.45%	.51% C	.19%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$30,077	$25,072	$20,784	$30,029	$26,104	$22,638
Portfolio turnover rate L	51 % K	51%	55%	61%	62%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.47	$13.49	$19.33	$17.13	$13.03	$12.11
Income from Investment Operations
Net investment income (loss) A,B	- C	.03	.05	.08 D	.01	.06
Net realized and unrealized gain (loss)	2.92	3.73	(3.80)	3.89	4.30	3.17
Total from investment operations	2.92	3.76	(3.75)	3.97	4.31	3.23
Distributions from net investment income	(.01)	(.04)	(.03)	(.09) E	(.02)	(.07)
Distributions from net realized gain	(.66)	(.73)	(2.05)	(1.67) E	(.19)	(2.24)
Total distributions	(.67)	(.78) F	(2.09) F	(1.77) F	(.21)	(2.31)
Net asset value, end of period	$18.72	$16.47	$13.49	$19.33	$17.13	$13.03
Total Return G,H,I	18.09%	28.93%	(20.94)%	24.47%	33.48%	29.96%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.74% L	.76%	.77%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.73 % L	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.73% L	.75%	.76%	.76%	.78%	.78%
Net investment income (loss)	.02% L	.22%	.35%	.42% D	.09%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$567	$479	$358	$445	$327	$287
Portfolio turnover rate M	51 % L	51%	55%	61%	62%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$13.11	$18.85	$16.74	$12.74	$11.88
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.03	.05 C	(.01)	.04
Net realized and unrealized gain (loss)	2.83	3.61	(3.70)	3.79	4.21	3.11
Total from investment operations	2.82	3.62	(3.67)	3.84	4.20	3.15
Distributions from net investment income	(.01)	(.02)	(.02)	(.05) D	(.01)	(.05)
Distributions from net realized gain	(.66)	(.73)	(2.05)	(1.67) D	(.19)	(2.24)
Total distributions	(.67)	(.75)	(2.07)	(1.73) E	(.20)	(2.29)
Net asset value, end of period	$18.13	$15.98	$13.11	$18.85	$16.74	$12.74
Total Return F,G,H	17.99%	28.72%	(21.05)%	24.27%	33.34%	29.82%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.88% K	.91%	.92%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.88 % K	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.88% K	.90%	.91%	.91%	.93%	.93%
Net investment income (loss)	(.12)% K	.07%	.20%	.26% C	(.06)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$17,149	$15,440	$13,739	$19,579	$18,900	$15,870
Portfolio turnover rate L	51 % K	51%	55%	61%	62%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.71	$13.68	$19.56	$17.32	$13.17	$12.21
Income from Investment Operations
Net investment income (loss) A,B	- C	.04	.06	.08 D	.02	.06
Net realized and unrealized gain (loss)	2.96	3.77	(3.85)	3.93	4.34	3.21
Total from investment operations	2.96	3.81	(3.79)	4.01	4.36	3.27
Distributions from net investment income	(.01)	(.04)	(.04)	(.09) E	(.02)	(.07)
Distributions from net realized gain	(.66)	(.73)	(2.05)	(1.67) E	(.19)	(2.24)
Total distributions	(.67)	(.78) F	(2.09)	(1.77) F	(.21)	(2.31)
Net asset value, end of period	$19.00	$16.71	$13.68	$19.56	$17.32	$13.17
Total Return G,H,I	18.07%	28.92%	(20.88)%	24.46%	33.54%	30.07%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.72% L	.74%	.74%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.71 % L	.73%	.74%	.73%	.76%	.76%
Expenses net of all reductions	.71% L	.73%	.74%	.73%	.75%	.76%
Net investment income (loss)	.05% L	.24%	.38%	.44% D	.12%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$222,621	$187,650	$144,809	$203,577	$160,175	$124,723
Portfolio turnover rate M	51 % L	51%	55%	61%	62%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,675,276
Gross unrealized depreciation	(6,579,958)
Net unrealized appreciation (depreciation)	$93,095,318
Tax cost	$181,064,954

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	65,332,001	64,026,498

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$265
Service Class 2	20,736
Total	$21,001

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024, through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	2,797.0630
Service Class	53.0630
Service Class 2	1,680.0630
Investor Class	45,626.1390
Total	50,156

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024, through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Dynamic Capital Appreciation Portfolio	0.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	717

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Dynamic Capital Appreciation Portfolio	2,578,967	2,002,762	273,688
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	219
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Dynamic Capital Appreciation Portfolio	237	1	4,738

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,475.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$1,040,815	$1,184,304
Service Class	19,523	22,370
Service Class 2	638,996	780,644
Investor Class	7,594,385	8,273,438
Total	$9,293,719	$10,260,756
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	121,209	126,656	$2,164,891	$1,888,987
Reinvestment of distributions	59,272	83,842	1,040,815	1,184,304
Shares redeemed	(99,030)	(229,809)	(1,767,259)	(3,314,065)
Net increase (decrease)	81,451	(19,311)	$1,438,447	$(240,774)
Service Class
Shares sold	206	2,586	$3,694	$37,591
Reinvestment of distributions	1,105	1,575	19,041	21,814
Shares redeemed	(127)	(1,605)	(2,242)	(23,743)
Net increase (decrease)	1,184	2,556	$20,493	$35,662
Service Class 2
Shares sold	53,750	61,533	$927,239	$874,564
Reinvestment of distributions	38,263	58,257	638,997	780,644
Shares redeemed	(112,273)	(201,448)	(1,927,407)	(2,867,656)
Net increase (decrease)	(20,260)	(81,658)	$(361,171)	$(1,212,448)
Investor Class
Shares sold	566,290	996,933	$10,160,941	$15,051,000
Reinvestment of distributions	434,213	588,430	7,594,386	8,273,438
Shares redeemed	(514,931)	(941,647)	(9,261,633)	(13,954,928)
Net increase (decrease)	485,572	643,716	$8,493,694	$9,369,510
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment advisor or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
VIP Dynamic Capital Appreciation Portfolio	93
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Dynamic Capital Appreciation Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Dynamic Capital Appreciation Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.761772.123
VIPDCA-SANN-0824
Fidelity® Variable Insurance Products:

VIP Growth & Income Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth & Income Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	203,000	6,602,467
Verizon Communications, Inc.	113,880	4,696,411
		11,298,878
Entertainment - 1.1%
The Walt Disney Co.	105,400	10,465,166
Universal Music Group NV	436,900	12,997,015
Warner Music Group Corp. Class A	114,300	3,503,295
		26,965,476
Interactive Media & Services - 0.4%
Meta Platforms, Inc. Class A	19,500	9,832,290
Media - 2.0%
Comcast Corp. Class A	907,462	35,536,212
Interpublic Group of Companies, Inc.	375,900	10,934,931
		46,471,143
TOTAL COMMUNICATION SERVICES		94,567,787
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.	900	3,565,350
Churchill Downs, Inc.	18,100	2,526,760
Domino's Pizza, Inc.	8,000	4,130,640
Marriott International, Inc. Class A	26,800	6,479,436
Starbucks Corp.	66,400	5,169,240
		21,871,426
Household Durables - 0.1%
Sony Group Corp. sponsored ADR	14,100	1,197,795
Whirlpool Corp.	16,100	1,645,420
		2,843,215
Specialty Retail - 0.7%
Lowe's Companies, Inc.	77,117	17,001,214
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	9,610	1,501,879
NIKE, Inc. Class B	34,000	2,562,580
Puma AG	51,502	2,364,541
		6,429,000
TOTAL CONSUMER DISCRETIONARY		48,144,855
CONSUMER STAPLES - 5.8%
Beverages - 2.3%
Davide Campari Milano NV	64,200	606,694
Diageo PLC sponsored ADR	58,900	7,426,112
Keurig Dr. Pepper, Inc.	532,700	17,792,180
Pernod Ricard SA	30,000	4,070,681
Remy Cointreau SA	9,428	792,175
The Coca-Cola Co.	351,053	22,344,523
		53,032,365
Consumer Staples Distribution & Retail - 1.4%
Sysco Corp.	145,600	10,394,384
Target Corp.	55,800	8,260,632
Walmart, Inc.	210,500	14,252,955
		32,907,971
Household Products - 0.2%
Colgate-Palmolive Co.	16,100	1,562,344
Procter & Gamble Co.	15,200	2,506,784
		4,069,128
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	48,600	5,171,040
Haleon PLC ADR	1,699,694	14,039,472
Kenvue, Inc.	883,867	16,068,702
		35,279,214
Tobacco - 0.4%
Altria Group, Inc.	109,285	4,977,932
British American Tobacco PLC sponsored ADR	69,900	2,162,007
Philip Morris International, Inc.	33,000	3,343,890
		10,483,829
TOTAL CONSUMER STAPLES		135,772,507
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Enterprise Products Partners LP	40,400	1,170,792
Exxon Mobil Corp.	1,456,003	167,615,065
Galp Energia SGPS SA	158,800	3,353,996
Imperial Oil Ltd.	419,600	28,610,276
Shell PLC ADR	409,400	29,550,492
		230,300,621
FINANCIALS - 18.4%
Banks - 12.4%
Bank of America Corp.	1,705,612	67,832,189
HDFC Bank Ltd. sponsored ADR	41,500	2,669,695
JPMorgan Chase & Co.	130,332	26,360,950
M&T Bank Corp.	74,700	11,306,592
PNC Financial Services Group, Inc.	175,172	27,235,743
U.S. Bancorp	537,998	21,358,521
Wells Fargo & Co.	2,284,579	135,681,147
		292,444,837
Capital Markets - 2.4%
3i Group PLC	107,200	4,131,586
Brookfield Corp. Class A	127,145	5,281,603
Charles Schwab Corp.	14,000	1,031,660
Intercontinental Exchange, Inc.	3,200	438,048
KKR & Co. LP	136,393	14,353,999
Moody's Corp.	5,400	2,273,022
Morgan Stanley	47,883	4,653,749
MSCI, Inc.	1,400	674,450
Northern Trust Corp.	217,245	18,244,235
Raymond James Financial, Inc.	47,350	5,852,934
		56,935,286
Financial Services - 2.5%
Edenred SA	65,600	2,768,723
Global Payments, Inc.	44,500	4,303,150
MasterCard, Inc. Class A	16,000	7,058,560
Visa, Inc. Class A	167,876	44,062,414
		58,192,847
Insurance - 1.1%
American Financial Group, Inc.	10,500	1,291,710
Arthur J. Gallagher & Co.	27,600	7,156,956
Brookfield Reinsurance Ltd. (b)	548	22,791
Chubb Ltd.	26,200	6,683,096
Marsh & McLennan Companies, Inc.	40,542	8,543,010
The Travelers Companies, Inc.	18,600	3,782,124
		27,479,687
TOTAL FINANCIALS		435,052,657
HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	38,500	4,000,535
Becton, Dickinson & Co.	31,715	7,412,113
Boston Scientific Corp. (c)	359,063	27,651,442
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	242,014	6,098,753
Sonova Holding AG	4,630	1,430,562
		46,593,405
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	96,500	9,487,880
Cigna Group	94,290	31,169,445
CVS Health Corp.	59,264	3,500,132
Humana, Inc.	23,800	8,892,870
McKesson Corp.	36,288	21,193,644
UnitedHealth Group, Inc.	87,900	44,763,954
		119,007,925
Life Sciences Tools & Services - 0.7%
Danaher Corp.	59,600	14,891,060
Thermo Fisher Scientific, Inc.	1,600	884,800
		15,775,860
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	383,000	15,905,990
Eli Lilly & Co. (d)	30,200	27,342,476
Galderma Group AG	33,800	2,782,401
GSK PLC sponsored ADR	433,035	16,671,848
Johnson & Johnson	109,156	15,954,241
Royalty Pharma PLC	63,800	1,682,406
UCB SA	116,000	17,230,729
Zoetis, Inc. Class A	3,500	606,760
		98,176,851
TOTAL HEALTH CARE		279,554,041
INDUSTRIALS - 15.8%
Aerospace & Defense - 8.1%
Airbus Group NV	61,600	8,454,397
General Dynamics Corp.	36,700	10,648,138
General Electric Co. (d)	738,031	117,324,788
Howmet Aerospace, Inc.	21,200	1,645,756
Huntington Ingalls Industries, Inc.	29,800	7,340,634
Loar Holdings, Inc. (b)	2,300	122,843
Textron, Inc.	37,100	3,185,406
The Boeing Co. (c)	231,610	42,155,336
		190,877,298
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	2,095	261,435
FedEx Corp.	21,300	6,386,592
United Parcel Service, Inc. Class B	186,372	25,505,008
		32,153,035
Building Products - 0.0%
A.O. Smith Corp.	2,600	212,628
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	359,300	13,993,278
Veralto Corp.	18,966	1,810,684
		15,803,962
Electrical Equipment - 1.8%
Acuity Brands, Inc.	14,200	3,428,448
AMETEK, Inc.	7,300	1,216,983
GE Vernova LLC	183,707	31,507,588
Hubbell, Inc.	879	321,257
Regal Rexnord Corp.	35,200	4,759,744
Rockwell Automation, Inc.	5,100	1,403,928
		42,637,948
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	150,038	7,489,897
Machinery - 1.8%
Allison Transmission Holdings, Inc.	88,100	6,686,790
Caterpillar, Inc.	3,800	1,265,780
Cummins, Inc.	14,000	3,877,020
Deere & Co.	4,900	1,830,787
Donaldson Co., Inc.	147,300	10,540,788
Fortive Corp.	63,700	4,720,170
Mitsubishi Heavy Industries Ltd.	127,700	1,374,700
Nordson Corp.	35,500	8,233,870
Otis Worldwide Corp.	22,643	2,179,615
Stanley Black & Decker, Inc.	18,900	1,509,921
		42,219,441
Professional Services - 0.6%
Equifax, Inc.	21,300	5,164,398
RELX PLC (London Stock Exchange)	220,320	10,094,818
		15,259,216
Trading Companies & Distributors - 1.0%
Watsco, Inc.	44,592	20,656,798
WESCO International, Inc.	18,100	2,869,212
		23,526,010
Transportation Infrastructure - 0.1%
Aena SME SA (a)	8,100	1,630,843
TOTAL INDUSTRIALS		371,810,278
INFORMATION TECHNOLOGY - 25.7%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	17,000	3,805,280
IT Services - 0.5%
Amdocs Ltd.	52,700	4,159,084
IBM Corp.	43,700	7,557,915
		11,716,999
Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	42,000	9,586,920
Applied Materials, Inc.	42,800	10,100,372
BE Semiconductor Industries NV	29,700	4,966,697
Broadcom, Inc.	11,600	18,624,148
Lam Research Corp.	9,500	10,116,075
Marvell Technology, Inc.	312,300	21,829,770
Microchip Technology, Inc.	13,500	1,235,250
NVIDIA Corp.	883,750	109,178,475
NXP Semiconductors NV	51,500	13,858,135
Qualcomm, Inc.	19,200	3,824,256
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	71,800	12,479,558
Teradyne, Inc.	37,900	5,620,191
		221,419,847
Software - 12.5%
Dassault Systemes SA	34,300	1,289,713
Intuit, Inc.	31,600	20,767,836
Microsoft Corp. (d)	488,318	218,253,729
Oracle Corp.	162,900	23,001,480
Sage Group PLC	307,400	4,229,741
SAP SE sponsored ADR	139,000	28,037,690
		295,580,189
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (d)	331,012	69,717,747
Samsung Electronics Co. Ltd.	62,490	3,690,439
		73,408,186
TOTAL INFORMATION TECHNOLOGY		605,930,501
MATERIALS - 1.4%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	17,200	4,438,460
International Flavors & Fragrances, Inc.	8,900	847,369
PPG Industries, Inc.	14,400	1,812,816
Sherwin-Williams Co.	3,600	1,074,348
		8,172,993
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	1,091,800	14,341,322
Freeport-McMoRan, Inc.	208,300	10,123,380
		24,464,702
TOTAL MATERIALS		32,637,695
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	66,700	12,965,146
Crown Castle, Inc.	126,300	12,339,510
Public Storage Operating Co.	700	201,355
Simon Property Group, Inc.	25,500	3,870,900
Terreno Realty Corp.	20,200	1,195,436
		30,572,347
UTILITIES - 2.2%
Electric Utilities - 2.1%
Constellation Energy Corp.	11,033	2,209,579
Duke Energy Corp.	46,100	4,620,603
Edison International	48,900	3,511,509
Entergy Corp.	32,900	3,520,300
Eversource Energy	70,600	4,003,726
Exelon Corp.	37,000	1,280,570
FirstEnergy Corp.	28,700	1,098,349
NextEra Energy, Inc.	12,100	856,801
Southern Co.	372,900	28,925,853
		50,027,290
Multi-Utilities - 0.1%
Sempra	35,800	2,722,948
TOTAL UTILITIES		52,750,238
TOTAL COMMON STOCKS (Cost $1,271,456,394)		2,317,093,527

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $2,153,742)	2,807,000	2,234,372

U.S. Treasury Obligations - 0.5%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 8/8/24 to 9/12/24 (d) (Cost $13,169,326)	13,279,000	13,169,401

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f)	28,747,261	28,753,010
Fidelity Securities Lending Cash Central Fund 5.38% (f)(g)	146,720	146,735
TOTAL MONEY MARKET FUNDS (Cost $28,899,745)		28,899,745

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,315,679,207)	2,361,397,045
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,339,242)
NET ASSETS - 100.0%	2,358,057,803

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple, Inc.	Chicago Board Options Exchange	150	3,159,300	235.00	09/20/24	(37,050)
Eli Lilly & Co.	Chicago Board Options Exchange	15	1,358,070	850.00	08/16/24	(115,800)
General Electric Co.	Chicago Board Options Exchange	369	5,865,993	185.00	08/16/24	(36,531)
General Electric Co.	Chicago Board Options Exchange	368	5,850,096	185.00	09/20/24	(75,440)
Microsoft Corp.	Chicago Board Options Exchange	234	10,458,630	485.00	09/20/24	(160,875)

						(425,696)
Put Options
The Boeing Co.	Chicago Board Options Exchange	400	7,280,400	170.00	08/16/24	(143,000)

TOTAL WRITTEN OPTIONS						(568,696)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,233,310 or 0.3% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $33,662,486.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	36,914,512	128,933,546	137,094,863	589,715	(185)	-	28,753,010	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	20,155,460	206,787,991	226,796,716	36,312	-	-	146,735	0.0%
Total	57,069,972	335,721,537	363,891,579	626,027	(185)	-	28,899,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	94,567,787	74,968,305	19,599,482	-
Consumer Discretionary	48,144,855	46,642,976	1,501,879	-
Consumer Staples	135,772,507	134,980,332	792,175	-
Energy	230,300,621	226,946,625	3,353,996	-
Financials	435,052,657	430,921,071	4,131,586	-
Health Care	279,554,041	279,554,041	-	-
Industrials	371,810,278	351,886,363	19,923,915	-
Information Technology	605,930,501	604,640,788	1,289,713	-
Materials	32,637,695	32,637,695	-	-
Real Estate	30,572,347	30,572,347	-	-
Utilities	52,750,238	52,750,238	-	-

Corporate Bonds	2,234,372	-	2,234,372	-

U.S. Government and Government Agency Obligations	13,169,401	-	13,169,401	-

Money Market Funds	28,899,745	28,899,745	-	-
Total Investments in Securities:	2,361,397,045	2,295,400,526	65,996,519	-
Derivative Instruments: Liabilities
Written Options	(568,696)	(568,696)	-	-
Total Liabilities	(568,696)	(568,696)	-	-
Total Derivative Instruments:	(568,696)	(568,696)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(568,696)
Total Equity Risk	0	(568,696)
Total Value of Derivatives	0	(568,696)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,297) - See accompanying schedule:
Unaffiliated issuers (cost $1,286,779,462)	$2,332,497,300
Fidelity Central Funds (cost $28,899,745)	28,899,745

Total Investment in Securities (cost $1,315,679,207)		$2,361,397,045
Cash		8,646
Foreign currency held at value (cost $27,588)		27,588
Receivable for investments sold		235,209
Receivable for fund shares sold		248,442
Dividends receivable		2,311,217
Interest receivable		1,170
Distributions receivable from Fidelity Central Funds		91,850
Other receivables		68,050
Total assets		2,364,389,217
Liabilities
Payable for investments purchased	$1,353,762
Payable for fund shares redeemed	2,861,835
Accrued management fee	968,582
Distribution and service plan fees payable	278,719
Written options, at value (premium received $742,395)	568,696
Other payables and accrued expenses	153,595
Collateral on securities loaned	146,225
Total liabilities		6,331,414
Net Assets		$2,358,057,803
Net Assets consist of:
Paid in capital		$1,222,805,371
Total accumulated earnings (loss)		1,135,252,432
Net Assets		$2,358,057,803

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($450,296,758 ÷ 14,674,121 shares)		$30.69
Service Class :
Net Asset Value, offering price and redemption price per share ($137,525,339 ÷ 4,541,660 shares)		$30.28
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,288,578,850 ÷ 43,520,678 shares)		$29.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($481,656,856 ÷ 15,798,400 shares)		$30.49
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$21,531,930
Interest		286,179
Income from Fidelity Central Funds (including $36,312 from security lending)		626,027
Total income		22,444,136
Expenses
Management fee	$5,359,524
Transfer agent fees	284,261
Distribution and service plan fees	1,634,886
Accounting fees	97,351
Custodian fees and expenses	102,572
Independent trustees' fees and expenses	4,809
Audit	40,230
Legal	1,573
Interest	9,164
Miscellaneous	75,655
Total expenses before reductions	7,610,025
Expense reductions	(98,852)
Total expenses after reductions		7,511,173
Net Investment income (loss)		14,932,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	82,373,155
Fidelity Central Funds	(185)
Foreign currency transactions	(13,266)
Written options	(3,059,865)
Total net realized gain (loss)		79,299,839
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	203,450,182
Assets and liabilities in foreign currencies	(16,290)
Written options	1,381,878
Total change in net unrealized appreciation (depreciation)		204,815,770
Net gain (loss)		284,115,609
Net increase (decrease) in net assets resulting from operations		$299,048,572
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,932,963	$31,461,521
Net realized gain (loss)	79,299,839	84,934,185
Change in net unrealized appreciation (depreciation)	204,815,770	230,705,425
Net increase (decrease) in net assets resulting from operations	299,048,572	347,101,131
Distributions to shareholders	(13,954,570)	(109,996,755)

Share transactions - net increase (decrease)	(91,679,572)	(5,715,282)
Total increase (decrease) in net assets	193,414,430	231,389,094

Net Assets
Beginning of period	2,164,643,373	1,933,254,279
End of period	$2,358,057,803	$2,164,643,373

Financial Highlights
VIP Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.04	$24.02	$26.22	$22.36	$22.17	$19.38
Income from Investment Operations
Net investment income (loss) A,B	.21	.44	.42	.55 C	.42	.46
Net realized and unrealized gain (loss)	3.61	4.03	(1.70)	5.07	1.23	4.91
Total from investment operations	3.82	4.47	(1.28)	5.62	1.65	5.37
Distributions from net investment income	- D	(.45)	(.42)	(.62)	(.42)	(.77) E
Distributions from net realized gain	(.17)	(1.00)	(.50)	(1.14)	(1.03)	(1.81) E
Total distributions	(.17)	(1.45)	(.92)	(1.76)	(1.46) F	(2.58)
Net asset value, end of period	$30.69	$27.04	$24.02	$26.22	$22.36	$22.17
Total Return G,H,I	14.20%	18.72%	(4.95)%	25.95%	7.85%	30.05%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.51% L	.52%	.52%	.52%	.54%	.54%
Expenses net of fee waivers, if any	.50 % L	.52%	.52%	.52%	.54%	.54%
Expenses net of all reductions	.50% L	.52%	.52%	.52%	.53%	.54%
Net investment income (loss)	1.47% L	1.71%	1.68%	2.18% C	2.18%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$450,297	$406,860	$367,028	$439,309	$377,942	$358,103
Portfolio turnover rate M	16 % L	15%	10%	15%	26%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.70	$23.73	$25.91	$22.12	$21.95	$19.21
Income from Investment Operations
Net investment income (loss) A,B	.20	.41	.39	.52 C	.40	.44
Net realized and unrealized gain (loss)	3.55	3.98	(1.67)	5.00	1.21	4.87
Total from investment operations	3.75	4.39	(1.28)	5.52	1.61	5.31
Distributions from net investment income	- D	(.42)	(.40)	(.59)	(.40)	(.75) E
Distributions from net realized gain	(.17)	(1.00)	(.50)	(1.14)	(1.03)	(1.81) E
Total distributions	(.17)	(1.42)	(.90)	(1.73)	(1.44) F	(2.57) F
Net asset value, end of period	$30.28	$26.70	$23.73	$25.91	$22.12	$21.95
Total Return G,H,I	14.12%	18.62%	(5.02)%	25.76%	7.74%	29.94%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.61% L	.62%	.62%	.62%	.64%	.64%
Expenses net of fee waivers, if any	.60 % L	.62%	.62%	.62%	.64%	.64%
Expenses net of all reductions	.60% L	.62%	.62%	.62%	.63%	.64%
Net investment income (loss)	1.37% L	1.61%	1.58%	2.08% C	2.08%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$137,525	$126,496	$116,688	$128,601	$115,376	$118,198
Portfolio turnover rate M	16 % L	15%	10%	15%	26%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.13	$23.26	$25.42	$21.72	$21.58	$18.94
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.34	.48 C	.37	.40
Net realized and unrealized gain (loss)	3.48	3.88	(1.64)	4.92	1.18	4.78
Total from investment operations	3.65	4.25	(1.30)	5.40	1.55	5.18
Distributions from net investment income	- D	(.38)	(.36)	(.55)	(.38)	(.73) E
Distributions from net realized gain	(.17)	(1.00)	(.50)	(1.14)	(1.03)	(1.81) E
Total distributions	(.17)	(1.38)	(.86)	(1.70) F	(1.41)	(2.54)
Net asset value, end of period	$29.61	$26.13	$23.26	$25.42	$21.72	$21.58
Total Return G,H,I	14.04%	18.41%	(5.17)%	25.64%	7.59%	29.68%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.76% L	.77%	.77%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.75 % L	.77%	.77%	.77%	.79%	.79%
Expenses net of all reductions	.75% L	.77%	.77%	.77%	.78%	.79%
Net investment income (loss)	1.22% L	1.46%	1.43%	1.94% C	1.93%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,288,579	$1,206,355	$1,071,533	$1,137,635	$908,013	$790,495
Portfolio turnover rate M	16 % L	15%	10%	15%	26%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.87	$23.88	$26.07	$22.25	$22.07	$19.30
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.40	.53 C	.41	.44
Net realized and unrealized gain (loss)	3.59	4.00	(1.68)	5.03	1.21	4.90
Total from investment operations	3.79	4.42	(1.28)	5.56	1.62	5.34
Distributions from net investment income	- D	(.43)	(.40)	(.60)	(.41)	(.75) E
Distributions from net realized gain	(.17)	(1.00)	(.50)	(1.14)	(1.03)	(1.81) E
Total distributions	(.17)	(1.43)	(.91) F	(1.74)	(1.44)	(2.57) F
Net asset value, end of period	$30.49	$26.87	$23.88	$26.07	$22.25	$22.07
Total Return G,H,I	14.18%	18.62%	(5.01)%	25.80%	7.76%	29.97%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.59% L	.60%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.58 % L	.59%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.58% L	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	1.39% L	1.63%	1.60%	2.11% C	2.10%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$481,657	$424,932	$378,005	$376,272	$283,497	$291,704
Portfolio turnover rate M	16 % L	15%	10%	15%	26%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,084,012,365
Gross unrealized depreciation	(42,026,326)
Net unrealized appreciation (depreciation)	$1,041,986,039
Tax cost	$1,319,584,706

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Growth & Income Portfolio
Equity Risk
Purchased Options	(248,604)	-
Written Options	(3,059,865)	1,381,878
Total Equity Risk	(3,308,469)	1,381,878

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	182,378,841	278,738,369

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.48
Service Class	.48
Service Class 2.48
Investor Class	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.48
Service Class	.48
Service Class 2.48
Investor Class	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$66,253
Service Class 2	1,568,633
$1,634,886

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	43,442.0630
Service Class	13,389.0630
Service Class 2	127,649.0630
Investor Class	99,781.1390
	284,261

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Growth & Income Portfolio	.0267

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth & Income Portfolio	2,739

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth & Income Portfolio	Borrower	11,846,200	5.57%	9,164

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Growth & Income Portfolio	11,938,923	10,270,996	2,192,957

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Growth & Income Portfolio	2,025

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth & Income Portfolio	3,920	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,888.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $96,964.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$2,612,247	$20,850,294
Service Class	800,014	6,452,958
Service Class 2	7,822,759	60,944,480
Investor Class	2,719,550	21,749,023
Total	$13,954,570	$109,996,755

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Growth & Income Portfolio
Initial Class
Shares sold	932,284	1,948,255	$26,827,459	$50,228,928
Reinvestment of distributions	93,629	785,282	2,612,247	20,850,294
Shares redeemed	(1,399,531)	(2,964,562)	(40,668,543)	(76,731,856)
Net increase (decrease)	(373,618)	(231,025)	$(11,228,837)	$(5,652,634)
Service Class
Shares sold	106,249	135,418	$3,056,175	$3,447,565
Reinvestment of distributions	29,049	246,201	800,014	6,452,958
Shares redeemed	(332,028)	(559,603)	(9,441,401)	(14,290,045)
Net increase (decrease)	(196,730)	(177,984)	$(5,585,212)	$(4,389,522)
Service Class 2
Shares sold	891,791	2,408,395	$24,987,563	$60,241,356
Reinvestment of distributions	290,269	2,375,486	7,822,759	60,944,480
Shares redeemed	(3,835,105)	(4,681,813)	(107,446,385)	(116,575,812)
Net increase (decrease)	(2,653,045)	102,068	$(74,636,063)	$4,610,024
Investor Class
Shares sold	747,607	1,743,883	$21,898,260	$44,618,947
Reinvestment of distributions	98,072	824,383	2,719,550	21,749,023
Shares redeemed	(859,189)	(2,582,407)	(24,847,270)	(66,651,120)
Net increase (decrease)	(13,510)	(14,141)	$(229,460)	$(283,150)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	24%	2	52%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Growth & Income Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth & Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705698.126
VIPGI-SANN-0824
Fidelity® Variable Insurance Products:

VIP Growth Opportunities Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Growth Opportunities Portfolio
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 21.1%
Entertainment - 5.9%
Netflix, Inc. (a)	86,100	58,107,168
Roku, Inc. Class A (a)	1,425,324	85,419,667
Sea Ltd. ADR Class A (a)	927,888	66,269,761
		209,796,596
Interactive Media & Services - 13.3%
Alphabet, Inc.:
Class A	350,920	63,920,078
Class C	891,460	163,511,593
Epic Games, Inc. (a)(b)(c)	8,216	4,929,600
Meta Platforms, Inc. Class A	408,179	205,812,015
Reddit, Inc. Class A	8,500	543,065
Snap, Inc. Class A (a)	756,500	12,565,465
Zoominfo Technologies, Inc. (a)	1,450,100	18,517,777
		469,799,593
Media - 0.3%
Magnite, Inc. (a)	669,550	8,898,320
The Trade Desk, Inc. Class A (a)	11,600	1,132,972
		10,031,292
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc.	324,488	57,168,296
TOTAL COMMUNICATION SERVICES		746,795,777
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	106,587	3,304
Rad Power Bikes, Inc. (a)(b)(c)	56,834	14,209
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	69,642	107,945
Rivian Automotive, Inc. (a)	3,500	46,970
Tesla, Inc. (a)	1,075	212,721
		385,149
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	930,260	179,772,745
Lenskart Solutions Pvt Ltd. (a)(b)(c)	46,123	1,272,580
		181,045,325
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	55,000	3,445,750
Domino's Pizza, Inc.	20,200	10,429,866
Hilton Worldwide Holdings, Inc.	66,500	14,510,300
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	2,658	0
Stage 2 rights (a)(c)	2,658	0
Stage 3 rights (a)(c)	2,657	0
Stage 4 rights (a)(c)	2,657	0
Stage 5:
rights (a)(c)	2,657	0
rights (a)(c)	2,657	0
		28,385,916
Specialty Retail - 3.0%
Carvana Co. Class A (a)(d)	392,600	50,535,472
Floor & Decor Holdings, Inc. Class A (a)(d)	212,900	21,164,389
Lowe's Companies, Inc.	144,100	31,768,286
Wayfair LLC Class A (a)	70,874	3,737,186
		107,205,333
Textiles, Apparel & Luxury Goods - 1.2%
Bombas LLC (b)(c)	745,906	1,700,666
Hermes International SCA	1,400	3,208,566
lululemon athletica, Inc. (a)	49,272	14,717,546
LVMH Moet Hennessy Louis Vuitton SE	29,200	22,419,499
		42,046,277
TOTAL CONSUMER DISCRETIONARY		359,068,000
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	152,800	13,421,952
Food Products - 0.0%
Bowery Farming, Inc. (a)(c)	88,303	1,766
Bowery Farming, Inc. warrants (a)(b)(c)	31,026	621
		2,387
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	560	599
TOTAL CONSUMER STAPLES		13,424,938
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp.	68,600	3,375,120
FINANCIALS - 3.0%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	1,101,900	4,276,239
Capital Markets - 1.1%
Coinbase Global, Inc. (a)	105,500	23,445,265
LPL Financial	60,100	16,785,930
		40,231,195
Financial Services - 1.8%
Apollo Global Management, Inc.	35,900	4,238,713
Marqeta, Inc. Class A (a)	3,532,960	19,360,621
Visa, Inc. Class A	152,333	39,982,843
		63,582,177
Insurance - 0.0%
Progressive Corp.	1,600	332,336
TOTAL FINANCIALS		108,421,947
HEALTH CARE - 9.2%
Biotechnology - 1.5%
AbbVie, Inc.	1,800	308,736
Alnylam Pharmaceuticals, Inc. (a)	21,951	5,334,093
ALX Oncology Holdings, Inc. (a)	123,600	745,308
Argenx SE ADR (a)	13,931	5,990,887
Ascendis Pharma A/S sponsored ADR (a)	16,125	2,199,128
Cytokinetics, Inc. (a)	152,300	8,251,614
Keros Therapeutics, Inc. (a)	44,000	2,010,800
Moderna, Inc. (a)	47,000	5,581,250
Nuvalent, Inc. Class A (a)	49,884	3,784,200
Regeneron Pharmaceuticals, Inc. (a)	3,200	3,363,296
Vaxcyte, Inc. (a)	177,804	13,425,980
Zentalis Pharmaceuticals, Inc. (a)	118,900	486,301
		51,481,593
Health Care Equipment & Supplies - 2.3%
Blink Health LLC Series A1 (a)(b)(c)	11,090	465,780
Boston Scientific Corp. (a)	829,992	63,917,684
TransMedics Group, Inc. (a)	113,441	17,086,483
		81,469,947
Health Care Providers & Services - 2.0%
agilon health, Inc. (a)	2,388,500	15,620,790
UnitedHealth Group, Inc.	107,748	54,871,746
		70,492,536
Life Sciences Tools & Services - 0.6%
Danaher Corp.	39,300	9,819,105
Thermo Fisher Scientific, Inc.	19,700	10,894,100
		20,713,205
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	91,600	7,143,884
Eli Lilly & Co.	89,200	80,759,896
Merck & Co., Inc.	61,500	7,613,700
Novo Nordisk A/S Series B	25,100	3,591,430
Structure Therapeutics, Inc. ADR (a)	40,700	1,598,289
		100,707,199
TOTAL HEALTH CARE		324,864,480
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	13,600	4,001,664
Space Exploration Technologies Corp. (a)(b)(c)	13,000	1,456,000
		5,457,664
Building Products - 1.2%
Builders FirstSource, Inc. (a)	318,000	44,014,380
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	670,400	12,234,800
Construction & Engineering - 0.0%
Fluor Corp. (a)	8,100	352,755
Electrical Equipment - 0.6%
Eaton Corp. PLC	17,900	5,612,545
Nextracker, Inc. Class A (a)	337,185	15,807,233
		21,419,778
Ground Transportation - 3.4%
Bird Global, Inc.:
Stage 1 rights (a)(c)	625	0
Stage 2 rights (a)(c)	625	0
Stage 3 rights (a)(c)	625	0
Lyft, Inc. (a)	972,673	13,714,689
Uber Technologies, Inc. (a)	1,472,393	107,013,523
		120,728,212
Machinery - 0.0%
Symbotic, Inc. (a)(d)	36,300	1,276,308
TOTAL INDUSTRIALS		205,483,897
INFORMATION TECHNOLOGY - 46.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	56,700	19,872,216
Electronic Equipment, Instruments & Components - 1.6%
Celestica, Inc. (a)	89,200	5,113,836
Flex Ltd. (a)	1,723,252	50,818,701
		55,932,537
IT Services - 0.4%
MongoDB, Inc. Class A (a)	63,600	15,897,456
Semiconductors & Semiconductor Equipment - 24.8%
Advanced Micro Devices, Inc. (a)	179,800	29,165,358
Analog Devices, Inc.	1,500	342,390
Applied Materials, Inc.	51,895	12,246,701
Arm Holdings Ltd. ADR	300	49,086
ASML Holding NV (Netherlands)	4,200	4,280,499
Astera Labs, Inc.	29,200	1,766,892
Broadcom, Inc.	49,800	79,955,394
First Solar, Inc. (a)	105,200	23,718,392
Marvell Technology, Inc.	617,870	43,189,113
Micron Technology, Inc.	73,800	9,706,914
NVIDIA Corp.	4,006,720	494,990,191
NXP Semiconductors NV	221,777	59,677,973
ON Semiconductor Corp. (a)	820,039	56,213,673
Qualcomm, Inc.	40,900	8,146,462
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	316,100	54,941,341
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	8,155	17,289
		878,407,668
Software - 13.1%
Cadence Design Systems, Inc. (a)	2,000	615,500
Convoy, Inc. warrants (a)(b)(c)	12,923	0
CoreWeave, Inc. Class A (c)	1,577	1,227,647
Datadog, Inc. Class A (a)	140,300	18,195,507
HubSpot, Inc. (a)	15,093	8,901,700
Intapp, Inc. (a)	397,181	14,564,627
Microsoft Corp.	752,744	336,438,931
Oracle Corp.	265,400	37,474,480
Pine Labs Private Ltd. (a)(b)(c)	2,299	707,793
Salesforce, Inc.	68,731	17,670,740
Samsara, Inc. (a)	81,100	2,733,070
SAP SE	17,900	3,595,673
ServiceNow, Inc. (a)	26,618	20,939,582
Stripe, Inc. Class B (a)(b)(c)	10,400	270,400
Synopsys, Inc. (a)	2,100	1,249,626
		464,585,276
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	887,204	186,862,906
Dell Technologies, Inc.	183,800	25,347,858
Pure Storage, Inc. Class A (a)	108,700	6,979,627
Western Digital Corp. (a)	4,500	340,965
		219,531,356
TOTAL INFORMATION TECHNOLOGY		1,654,226,509
UTILITIES - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	102,600	20,547,702
TOTAL COMMON STOCKS (Cost $1,672,256,225)		3,436,208,370

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	17,456	4,219,813
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,673,000	51,863
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	7,410	1,853
Series C (a)(b)(c)	29,156	13,995
Series D (a)(b)(c)	54,800	39,456
Waymo LLC Series A2 (a)(b)(c)	7,496	434,318
		541,485
Broadline Retail - 0.1%
Meesho:
Series E1 (b)(c)	2,354	131,494
Series F (a)(b)(c)	32,200	1,829,926
		1,961,420
TOTAL CONSUMER DISCRETIONARY		2,502,905
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	10,300	323,935
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C (a)(b)(c)	131,549	140,757
Series D (a)(b)(c)	741	793
		141,550
TOTAL CONSUMER STAPLES		465,485
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	214,805	6,656,807
Series F (a)(b)(c)	20,489	634,954
Tenstorrent Holdings, Inc. Series C1 (b)(c)	9,073	632,116
Thriveworks TopCo LLC Series B (a)(b)(c)(e)	105,185	1,023,450
		8,947,327
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	40,445	1,698,690
Series D (b)(c)	8,446	354,732
		2,053,422
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	19,932	788,709
TOTAL HEALTH CARE		2,842,131
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(b)(c)	149,903	3,296,367
Space Exploration Technologies Corp.:
Series I (a)(b)(c)	3,941	4,413,920
Series N (a)(b)(c)	8,100	9,072,000
		16,782,287
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	30,114	1,263,282
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	64,780	7,139,404
TOTAL INDUSTRIALS		25,184,973
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	49,900	343,312
Enevate Corp. Series E (a)(b)(c)	1,172,546	820,782
VAST Data Ltd.:
Series A (b)(c)	8,394	149,413
Series A1 (b)(c)	20,660	367,748
Series A2 (b)(c)	23,765	423,017
Series B (b)(c)	18,910	336,598
Series C (b)(c)	552	9,826
Series E (b)(c)	18,070	321,646
		2,772,342
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	70,900	577,126
Yanka Industries, Inc.:
Series E (a)(b)(c)	53,172	245,655
Series F (a)(b)(c)	55,568	325,073
		1,147,854
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(b)(c)	171,100	1,149,792
Series B1 (a)(b)(c)	24,426	188,324
Xsight Labs Ltd.:
Series D (a)(b)(c)	74,300	412,365
Series D1 (b)(c)	27,183	215,018
		1,965,499
Software - 0.4%
Anthropic PBC Series D (b)(c)	10,536	316,080
Convoy, Inc. Series D (a)(b)(c)	197,216	2
CoreWeave, Inc. Series C (b)(c)	101	79,379
Databricks, Inc.:
Series G (a)(b)(c)	27,000	1,984,500
Series I (b)(c)	382	28,077
Moloco, Inc. Series A (b)(c)	41,187	2,245,927
Mountain Digital, Inc. Series D (a)(b)(c)	118,780	1,468,121
Pine Labs Private Ltd.:
Series 1 (a)(b)(c)	5,494	1,691,438
Series A (a)(b)(c)	1,373	422,706
Series B (a)(b)(c)	1,494	459,958
Series B2 (a)(b)(c)	1,208	371,907
Series C (a)(b)(c)	2,247	691,784
Series C1 (a)(b)(c)	473	145,623
Series D (a)(b)(c)	506	155,782
Stripe, Inc. Series H (a)(b)(c)	24,195	629,070
xAI Corp. Series B (b)(c)	161,864	1,937,512
		12,627,866
TOTAL INFORMATION TECHNOLOGY		18,513,561
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	99,028	2,466,787
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,333,133)		65,142,982

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	130,700	168,159
4% 6/12/27 (b)(c)	35,600	45,803
6.5% 10/29/26 (b)(c)(g)	1,794,228	1,932,922
		2,146,884
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	86,062	0
TOTAL CONVERTIBLE BONDS (Cost $2,046,590)		2,146,884

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	69,642	101,113
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(h)	60,974	67,854
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	177,777	185,076
TOTAL INFORMATION TECHNOLOGY		252,930
TOTAL PREFERRED SECURITIES (Cost $308,393)		354,043

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (i)	13,056,362	13,058,973
Fidelity Securities Lending Cash Central Fund 5.38% (i)(j)	39,806,617	39,810,598
TOTAL MONEY MARKET FUNDS (Cost $52,869,571)		52,869,571

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 1000 Growth ETF (Cost $30,304,325)	87,400	31,858,174

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,819,118,237)	3,588,580,024
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(42,742,918)
NET ASSETS - 100.0%	3,545,837,106

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,866,934 or 2.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901

Anthropic PBC Series D	5/31/24	316,127

Beta Technologies, Inc. Series A	4/09/21	4,746,431

Blink Health LLC Series A1	12/30/20 - 6/17/24	318,415

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Blink Health LLC Series D	6/17/24 - 6/25/24	354,732

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	1,912,727

CelLink Corp. Series D	1/20/22	1,039,113

Circle Internet Financial Ltd. Series E	5/11/21	3,486,300

Circle Internet Financial Ltd. Series F	5/09/22	863,406

Convoy, Inc. Series D	10/30/19	2,670,305

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	86,062

CoreWeave, Inc. Series C	5/17/24	78,684

Databricks, Inc. Series G	2/01/21	1,596,311

Databricks, Inc. Series I	9/14/23	28,077

Diamond Foundry, Inc. Series C	3/15/21	2,376,672

Enevate Corp. Series E	1/29/21	1,299,984

Enevate Corp. 6%	11/02/23	60,974

Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200

GoBrands, Inc. Series G	3/02/21	2,572,088

Gupshup, Inc.	6/08/21	1,621,143

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	1,271,063

Meesho Series E1	4/18/24	131,824

Meesho Series F	9/21/21	2,468,848

Moloco, Inc. Series A	6/26/23	2,471,220

Mountain Digital, Inc. Series D	11/05/21	2,727,818

Neutron Holdings, Inc.	2/04/21	1,066

Neutron Holdings, Inc. Series 1C	7/03/18	305,891

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	1,794,228

Pine Labs Private Ltd.	6/30/21	857,205

Pine Labs Private Ltd. Series 1	6/30/21	2,048,493

Pine Labs Private Ltd. Series A	6/30/21	511,937

Pine Labs Private Ltd. Series B	6/30/21	557,053

Pine Labs Private Ltd. Series B2	6/30/21	450,415

Pine Labs Private Ltd. Series C	6/30/21	837,816

Pine Labs Private Ltd. Series C1	6/30/21	176,363

Pine Labs Private Ltd. Series D	6/30/21	188,667

Rad Power Bikes, Inc.	1/21/21	274,158

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	35,745

Rad Power Bikes, Inc. Series C	1/21/21	140,644

Rad Power Bikes, Inc. Series D	9/17/21	525,192

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	69,642

Relativity Space, Inc. Series E	5/27/21	3,423,050

Sima Technologies, Inc. Series B	5/10/21	877,298

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	173,203

Sima Technologies, Inc. 10% 12/31/27	4/08/24	177,777

Space Exploration Technologies Corp.	2/16/21	545,987

Space Exploration Technologies Corp. Series I	4/05/18	666,029

Space Exploration Technologies Corp. Series N	8/04/20	2,187,000

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120

Stripe, Inc. Class B	5/18/21	417,335

Stripe, Inc. Series H	3/15/21 - 5/25/23	970,825

Tenstorrent Holdings, Inc. Series C1	4/23/21	539,435

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,019,147

VAST Data Ltd. Series A	11/28/23	92,334

VAST Data Ltd. Series A1	11/28/23	227,260

VAST Data Ltd. Series A2	11/28/23	261,415

VAST Data Ltd. Series B	11/28/23	208,010

VAST Data Ltd. Series C	11/28/23	6,072

VAST Data Ltd. Series E	11/28/23	397,540

Waymo LLC Series A2	5/08/20	643,661

xAI Corp. Series B	5/13/24	1,937,512

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	594,103

Xsight Labs Ltd. Series D1	1/11/24	217,355

Yanka Industries, Inc. Series E	5/15/20	642,275

Yanka Industries, Inc. Series F	4/08/21	1,771,330

Zipline International, Inc. Series G	6/07/24	1,263,171

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,444,574	283,663,266	273,049,270	185,188	403	-	13,058,973	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	42,472,395	312,053,589	314,715,386	35,744	-	-	39,810,598	0.2%
Total	44,916,969	595,716,855	587,764,656	220,932	403	-	52,869,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	751,015,590	741,866,177	-	9,149,413
Consumer Discretionary	361,570,905	333,549,797	22,419,499	5,601,609
Consumer Staples	13,890,423	13,421,952	-	468,471
Energy	3,375,120	3,375,120	-	-
Financials	117,369,274	104,145,708	-	13,223,566
Health Care	327,706,611	320,807,270	3,591,430	3,307,911
Industrials	230,668,870	204,027,897	-	26,640,973
Information Technology	1,672,740,070	1,644,127,208	7,876,172	20,736,690
Materials	2,466,787	-	-	2,466,787
Utilities	20,547,702	20,547,702	-	-

Corporate Bonds	2,146,884	-	-	2,146,884

Preferred Securities	354,043	-	-	354,043

Money Market Funds	52,869,571	52,869,571	-	-

Equity Funds	31,858,174	31,858,174	-	-
Total Investments in Securities:	3,588,580,024	3,470,596,576	33,887,101	84,096,347

Net Unrealized Appreciation on Unfunded Commitments	7,397	-	-	7,397
Total	7,397	-	-	7,397
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$77,291,947
Net Realized Gain (Loss) on Investment Securities	(73,913)
Net Unrealized Gain (Loss) on Investment Securities	848,779
Cost of Purchases	6,051,886
Proceeds of Sales	(22,352)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$84,096,347
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$846,980

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,133,874) - See accompanying schedule:
Unaffiliated issuers (cost $1,766,248,666)	$3,535,710,453
Fidelity Central Funds (cost $52,869,571)	52,869,571

Total Investment in Securities (cost $1,819,118,237)		$3,588,580,024
Foreign currency held at value (cost $3,307,066)		3,307,066
Receivable for investments sold		8,158,569
Unrealized appreciation on unfunded commitments		7,397
Receivable for fund shares sold		1,607,495
Dividends receivable		546,314
Interest receivable		63,570
Distributions receivable from Fidelity Central Funds		37,894
Other receivables		169
Total assets		3,602,308,498
Liabilities
Payable for investments purchased	$9,115,452
Payable for fund shares redeemed	5,380,921
Accrued management fee	1,738,287
Distribution and service plan fees payable	333,552
Other payables and accrued expenses	99,799
Collateral on securities loaned	39,803,381
Total liabilities		56,471,392
Commitments and contingent liabilities (see Commitments note)
Net Assets		$3,545,837,106
Net Assets consist of:
Paid in capital		$1,899,688,715
Total accumulated earnings (loss)		1,646,148,391
Net Assets		$3,545,837,106

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($630,501,507 ÷ 8,476,821 shares)		$74.38
Service Class :
Net Asset Value, offering price and redemption price per share ($175,966,168 ÷ 2,378,556 shares)		$73.98
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,545,166,542 ÷ 21,434,099 shares)		$72.09
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,194,202,889 ÷ 16,251,002 shares)		$73.48
Consolidated Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$5,995,183
Interest		61,375
Income from Fidelity Central Funds (including $35,744 from security lending)		220,932
Total income		6,277,490
Expenses
Management fee	$9,124,643
Transfer agent fees	444,489
Distribution and service plan fees	1,834,304
Accounting fees	130,121
Custodian fees and expenses	25,329
Independent trustees' fees and expenses	6,554
Audit	34,573
Legal	6,800
Interest	1,410
Miscellaneous	57,039
Total expenses before reductions	11,665,262
Expense reductions	(130,871)
Total expenses after reductions		11,534,391
Net Investment income (loss)		(5,256,901)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	173,914,172
Fidelity Central Funds	403
Foreign currency transactions	82,887
Total net realized gain (loss)		173,997,462
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	522,871,618
Unfunded commitments	7,397
Assets and liabilities in foreign currencies	(7,618)
Total change in net unrealized appreciation (depreciation)		522,871,397
Net gain (loss)		696,868,859
Net increase (decrease) in net assets resulting from operations		$691,611,958
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,256,901)	$(7,269,831)
Net realized gain (loss)	173,997,462	(28,167,594)
Change in net unrealized appreciation (depreciation)	522,871,397	923,299,983
Net increase (decrease) in net assets resulting from operations	691,611,958	887,862,558
Share transactions - net increase (decrease)	(6,066,672)	65,811,471
Total increase (decrease) in net assets	685,545,286	953,674,029

Net Assets
Beginning of period	2,860,291,820	1,906,617,791
End of period	$3,545,837,106	$2,860,291,820

Consolidated Financial Highlights
VIP Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$59.76	$41.03	$79.25	$77.54	$48.86	$38.01
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.08)	(.02)	(.24)	(.06)	.09 C
Net realized and unrealized gain (loss)	14.68	18.81	(27.11)	9.38	32.11	14.54
Total from investment operations	14.62	18.73	(27.13)	9.14	32.05	14.63
Distributions from net investment income	-	-	-	-	(.01)	(.07)
Distributions from net realized gain	-	-	(11.09)	(7.43)	(3.36)	(3.71)
Total distributions	-	-	(11.09)	(7.43)	(3.37)	(3.78)
Net asset value, end of period	$74.38	$59.76	$41.03	$79.25	$77.54	$48.86
Total Return D,E,F	24.46%	45.65%	(38.15)%	11.94%	68.66%	40.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.62%	.62%	.62%	.64%	.64%
Expenses net of fee waivers, if any	.59 % I	.61%	.62%	.62%	.64%	.64%
Expenses net of all reductions	.59% I	.61%	.62%	.62%	.63%	.64%
Net investment income (loss)	(.19)% I	(.16)%	(.05)%	(.30)%	(.10)%	.20% C
Supplemental Data
Net assets, end of period (000 omitted)	$630,502	$486,947	$256,757	$471,980	$470,897	$284,621
Portfolio turnover rate J	62 % I	54%	68%	82%	65%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$59.47	$40.87	$79.06	$77.37	$48.77	$37.95
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.13)	(.07)	(.32)	(.12)	.04 C
Net realized and unrealized gain (loss)	14.61	18.73	(27.03)	9.35	32.04	14.52
Total from investment operations	14.51	18.60	(27.10)	9.03	31.92	14.56
Distributions from net investment income	-	-	-	-	- D	(.02)
Distributions from net realized gain	-	-	(11.09)	(7.34)	(3.31)	(3.71)
Total distributions	-	-	(11.09)	(7.34)	(3.32) E	(3.74) E
Net asset value, end of period	$73.98	$59.47	$40.87	$79.06	$77.37	$48.77
Total Return F,G,H	24.40%	45.51%	(38.21)%	11.83%	68.49%	40.70%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.72%	.72%	.72%	.74%	.74%
Expenses net of fee waivers, if any	.68 % K	.71%	.72%	.72%	.74%	.74%
Expenses net of all reductions	.68% K	.71%	.72%	.72%	.73%	.74%
Net investment income (loss)	(.29)% K	(.26)%	(.15)%	(.40)%	(.20)%	.10% C
Supplemental Data
Net assets, end of period (000 omitted)	$175,966	$127,432	$94,433	$157,797	$163,452	$111,145
Portfolio turnover rate L	62 % K	54%	68%	82%	65%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$57.99	$39.91	$77.62	$76.08	$48.05	$37.46
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.20)	(.14)	(.44)	(.20)	(.02) C
Net realized and unrealized gain (loss)	14.24	18.28	(26.48)	9.22	31.50	14.31
Total from investment operations	14.10	18.08	(26.62)	8.78	31.30	14.29
Distributions from net realized gain	-	-	(11.09)	(7.24)	(3.27)	(3.70)
Total distributions	-	-	(11.09)	(7.24)	(3.27)	(3.70)
Net asset value, end of period	$72.09	$57.99	$39.91	$77.62	$76.08	$48.05
Total Return D,E,F	24.31%	45.30%	(38.32)%	11.68%	68.21%	40.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.87%	.87%	.87%	.88%	.89%
Expenses net of fee waivers, if any	.83 % I	.86%	.87%	.87%	.88%	.89%
Expenses net of all reductions	.83% I	.86%	.87%	.87%	.88%	.89%
Net investment income (loss)	(.44)% I	(.41)%	(.30)%	(.55)%	(.35)%	(.05)% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,545,167	$1,260,467	$868,129	$1,304,134	$1,079,778	$505,917
Portfolio turnover rate J	62 % I	54%	68%	82%	65%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$59.07	$40.58	$78.58	$76.94	$48.52	$37.78
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.12)	(.06)	(.30)	(.10)	.05 C
Net realized and unrealized gain (loss)	14.50	18.61	(26.85)	9.31	31.86	14.44
Total from investment operations	14.41	18.49	(26.91)	9.01	31.76	14.49
Distributions from net investment income	-	-	-	-	(.01)	(.04)
Distributions from net realized gain	-	-	(11.09)	(7.37)	(3.33)	(3.71)
Total distributions	-	-	(11.09)	(7.37)	(3.34)	(3.75)
Net asset value, end of period	$73.48	$59.07	$40.58	$78.58	$76.94	$48.52
Total Return D,E,F	24.39%	45.56%	(38.20)%	11.87%	68.52%	40.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.70%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.66 % I	.69%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.66% I	.69%	.70%	.70%	.71%	.72%
Net investment income (loss)	(.26)% I	(.24)%	(.12)%	(.38)%	(.18)%	.12% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,194,203	$985,446	$687,300	$1,362,435	$1,251,032	$647,493
Portfolio turnover rate J	62 % I	54%	68%	82%	65%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$81,595,420	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $15.29	Increase
			Discount rate	5.0% - 45.0% / 31.2%	Decrease
			Premium rate	10.0% - 35.0% / 26.9%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 55.7 / 8.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.2 - 22.0 / 21.4	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Yield	33.0%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.2% - 5.2% / 4.4%	Increase
			Volatility	40.0% - 100.0% / 73.7%	Increase
			Term	0.8 - 5.0 / 3.6	Increase
Corporate Bonds	$2,146,884	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9	Increase
			Discount rate	29.2%	Decrease
			Probablity rate	10.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	5.2%	Increase
			Volatility	75.0%	Increase
			Term	0.8	Increase
Preferred Securities	$354,043	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.2%	Decrease
			Probablity rate	0.0% - 60.0% / 36.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7% - 5.4% / 5.0%	Increase
			Volatility	50.0% - 100.0% / 62.4%	Increase
			Term	0.3 - 2.1 / 1.2	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,868,619,416
Gross unrealized depreciation	(108,374,113)
Net unrealized appreciation (depreciation)	$1,760,245,303
Tax cost	$1,828,334,721

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(270,403,561)
Long-term	(12,369,960)
Total capital loss carryforward	$(282,773,521)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Growth Opportunities Portfolio	JUUL Labs, Inc. Class A	3,025,259	7,397
VIP Growth Opportunities Portfolio	Space Exploration Technologies Corp.	302,400	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
VIP Growth Opportunities Portfolio	1,023,450.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	980,249,345	995,688,998
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.65

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$70,543
Service Class 2	1,763,761
$1,834,304

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	52,752.0630
Service Class	13,896.0630
Service Class 2	139,339.0630
Investor Class	238,502.1390
	444,489

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Growth Opportunities Portfolio	.0261

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Opportunities Portfolio	11,837

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Opportunities Portfolio	Borrower	9,110,000	5.57%	1,410

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Growth Opportunities Portfolio	51,282,339	59,010,208	(1,170,707)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Growth Opportunities Portfolio	2,713
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Opportunities Portfolio	3,809	76	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $265.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $130,606.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	941,817	2,734,097	$64,422,820	$130,903,171
Shares redeemed	(613,078)	(843,898)	(40,453,010)	(42,949,143)
Net increase (decrease)	328,739	1,890,199	$23,969,810	$87,954,028
Service Class
Shares sold	520,093	215,317	$37,316,283	$10,938,827
Shares redeemed	(284,319)	(383,143)	(19,273,104)	(19,801,069)
Net increase (decrease)	235,774	(167,826)	$18,043,179	$(8,862,242)
Service Class 2
Shares sold	1,589,386	3,293,059	$103,468,252	$162,980,099
Shares redeemed	(1,890,255)	(3,307,538)	(124,195,317)	(164,424,617)
Net increase (decrease)	(300,869)	(14,479)	$(20,727,065)	$(1,444,518)
Investor Class
Shares sold	513,365	1,312,111	$34,541,668	$66,091,634
Shares redeemed	(946,249)	(1,564,824)	(61,894,264)	(77,927,431)
Net increase (decrease)	(432,884)	(252,713)	$(27,352,596)	$(11,835,797)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	40%	1	38%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Growth Opportunities Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
VIP Growth Opportunities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Initial Class, the Board considered a pro forma management fee rate for Initial Class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705699.126
VIPGRO-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024